Loan Number	Seller Loan Number	Drop	Rpt Date	INV	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Remediation Status	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Response	Compensating Factors	Conclusion Comments	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Based on documents in file which includes income, schedule E and monthly payments such as mortgage, HOI and tax payments. System calculated a much higher DTI than projected on AUS. Additionally the DU and XXX reflect positive rental income however documents used do not support this. Updates should be provided.

Installment account was paid off on the CD. Updated in the system and DTI issue was resolved. Exception cleared. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

Installment account was paid off on the CD. Updated in the system and DTI issue was resolved. Exception cleared. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending
ATR/QM Status is pending. Noted documentation is required per Appendix Q.

As per compliance points and fees exceed tolerance and there are no COC's on file to justify increase

Based on documents in file which includes income, schedule E and monthly payments such as mortgage, HOI and tax payments. System calculated a much higher DTI than projected on AUS. Additionally the DU and XXX reflect positive rental income however documents used do not support this. Updates should be provided.

Collateral Rep & Warrant Relief Indicator - Not Eligible. Third Party Valuation needed
Loan is ATR/QM exempt
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Loan is ATR/QM exempt	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	Subject loan's points and fees exceed the qualified mortgage points and fees threshold.		QM Exempt.; Need undiscounted/par rate and pricing to determine if any XXX can be excluded. If provided this may change findings.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			QM Exempt.; Need undiscounted/par rate and pricieng to determine if any XXX can be excluded. If provided this may change findings.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XXX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XXX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; TRID XXX% Tolerance Violation due to the Endorsement fee in the amount of $XXX on the XXX dated XX/XX/XXXX exceeds the baseline of $XXX on the Initial LE dated XX/XX/XXXX.  Cure Required, the cure requirements are a PCCD, LOE, Refund, and Proof of shipping.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

This loan passed the charges that cannot increase test.  (XXX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; TRID XXX% Tolerance Violation due to the Endorsement fee in the amount of $XXX on the FCD dated XXX/XX/XXXX exceeds the baseline of $XXX on the Initial LE dated XXX/XX/XXXX.  Cure Required, the cure requirements are a PCCD, LOE, Refund, and Proof of shipping.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XXX CFR §$XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §$XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §$XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §$XXX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XXX% test.  (XXX CFR §$XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §$XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §$XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §$XXX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XXX% test.  (XXX CFR §$XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §$XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §$XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §$XXX(e)(X)(vi).; TRID XXX% Tolerance Violation due to the Recording fee in the amount of $XXX on the FCD dated XX/XX/XXXX exceeds the baseline of $XXX on the Initial LE dated XX/XX/XXXX.  Disclosure summary indicates a VCC was generated on XX/XX/XXXX which indicates a change in Loan Amount, but the corresponding Revised CD was not provided.  Cure Required, the cure requirements are a PCCD, LOE, Refund, and Proof of shipping.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

This loan passed the charges that in total cannot increase more than XXX% test.  (XXX CFR §$XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §$XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §$XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §$XXX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XXX% test.  (XXX CFR §$XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §$XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §$XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §$XXX(e)(X)(vi).; TRID XXX% Tolerance Violation due to the Recording fee in the amount of $XXX on the FCD dated XXX/XX/XXXX exceeds the baseline of $XXX on the Initial LE dated XXX/XX/XXXX.  Disclosure summary indicates a VCC was generated on XXX/XX/XXXX which indicates a change in Loan Amount, but the corresponding Revised CD was not provided.  Cure Required, the cure requirements are a PCCD, LOE, Refund, and Proof of shipping.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XXX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

This loan passed the reimbursement amount test.  (XXX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; This loan failed the reimbursement amount test.  (XXX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

This loan passed the reimbursement amount test.  (XXX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; This loan failed the reimbursement amount test.  (XXX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69378		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Notice of Special Flood Hazards is Missing			Notice of special XXX provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69378		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Final Loan Application is Missing	The loan file does not contain a signed final XXX.; Final loan application is Missing		Final loan application is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Final loan application is Present	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69378		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
Please see attached final CD showing $XXX includes taxes and insurance for new XXX loan for XXX XXX XXX. See attached rental calculations and appears your DTI discrepancy is not using all rental income for REO and subject property
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69378		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	The file did not contain a Xrd party valuation.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85230		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85230		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. ; Provide clarification of the rental income for the two other investment properties. The AUS shows a rental income of $XXX and $XXX but the calculations in the file show $XXX and $XXX which are supported by the provided documentation. Currently, the DTI calculation is more than XXX% less than shown on the AUS.
																provide rental calculations , currently DTI calculation is more than XXX% less than shown on AUS	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85230		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85230		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78147		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Security Instrument Indicator is Missing			SI provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																				D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78147		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX	Information for properties at XXX XXX XXX, XXX XXX XXX and XXX XXX were provided.
Docs provided matched to loan number XXX also.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The XXX as well as the AUS states rental income for XXX XXX XXX, XXX XXX XXX, and XXX XXX XXX as if there were no P&I on the properties but the CDs provided show new mortgages taken out prior to the closing of the subject property. Please provide clarification. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

Docs provided matched to loan number XXX also.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The XXX as well as the AUS states rental income for XXX XXX XXX, XXX XXX XXX, and XXX XXX XXX as if there were no P&I on the properties but the CDs provided show new mortgages taken out prior to the closing of the subject property. Please provide clarification. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78147		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Final Loan Application is Missing	Final loan application is Missing	Final application is missing	Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Final loan application is Present	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78147		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; Provide a mortgage statement or other similar documentation to verify the P&I for the following properties: XXX XXX, XXX, and XXX. Provide HOI proof for the following properties: XXX XXX, XXX XXX, XXX, and XXX. Lastly, please provide proof of payoff of the mortgages for the following properties: XXX, XXX, XXX and XXX/XXX XXX.
Needed documents provided. Exception cleared. ; The borrower income verification does match approval
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Needed documents provided. Exception cleared. ; The borrower income verification does match approval	D	A	C	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
32019		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Final URLA discloses the monthly housing expense for XXX X XXX XXX as $XXX, however, documentation was not provided in file to support.	XXX/XX/XXXXX CW - Please rescind. Please see attached final CD from XXX XXX loan and updated AUS findings reflecting corrected monthly amount of $XXX	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
32019		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The DTI discrepancy is caused by the incorrect method  of rental income calculations, using Schedule E. Loan was approved through DU and FannieMae confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the Originator did not use the appropriate method.

In addition, cleaning & maintenance as well as repairs were included in the rental income calculations for XXX XXX and XXX XXX at time of origination. FannieMae advises that only repairs can be included when the appropriate documentation is provided to confirm it as a one time expense.

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XXXX/XX/XXXX - Re-review of DTI per FNMA guidance; Condition cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XXX/XXX/XXX - Re-review of DTI per FNMA guidance; Condition cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88838		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88838		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. For REO property located at XXX XXX XXX., missing proof of receipt of the Xst month rent of $XXX and the security deposit in the amount of $XXX for a total of $XXX per current lease agreement dated XXX/XX/XXXX through XXX/XX/XXXX.

Documenting the security deposit and first month rent receipt are not requirements to use a lease per FNMA. The final CD for the property acquisition is on file, documenting the qualifying exception to use the lease. Rental income documented and calculated from lease alone, additional documentation is not required.
Security deposit and first months receipts not required per FNMA. The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Security deposit and first months receipts not required per FNMA. The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77039		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77039		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
XXX XXX XXX.- Missing HOI
XXX XXX XXX. -Missing HOI
XXX X XXX XXX-Missing all PITIA docs and Lease.
XXX XXX- Taxes are present missing mortgage statement, HOI and Taxes.
XXX XXX XXX- Taxes present missing mortgage statement, HOI and lease.
XXX XXX XXX-need all PITI docs and lease.
XXX X XXX- taxes present need mortgage statement, HOI and lease.
XXX XXX XXX-lease present need all PITI docs.
XXX XXX-Lease present need all PITIA docs.
XXX XXX- Lease present need all PITIA docs.
XXX XXX XXX.- Missing HOI and Lease.; Borrower liabilities verified indicator is Partial. Need more docs
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77039		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing HOI for subject property; Missing copy of hazard insurance certificate		Received copy of hazard insurance certificate
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Received copy of hazard insurance certificate	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77039		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is not in alignment because of missing documentation to accurately determine income of REO properties.  See Liabilities exception for breakdown. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; DTI is also off because XXX XXX, XXX XXX, and XXX XXX XXX. all were showing mortgages in file that were not shown on XXX section X.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34827		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34827		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. HOA for both subject and the property at XXX X XXX XXX shows HOA dues. Please provide the yearly amount for both properties to be counted in DTI.		Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34827		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Please provide VOR or other options to show rent payment history per the AUS.; Housing history does not meet guidelines. Rental income is not found in file for borrower's house payment history.	provide VOR or other options to show rent payment history per AUS
Two months of payment history provided as lease just started X months ago. The borrowers were living rent free per the XXX before the new lease. Exception cleared.; Housing delinquency meets guidelines.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
Two months of payment history provided as lease just started X months ago. The borrowers were living rent free per the XXX before the new lease. Exception cleared.; Housing delinquency meets guidelines.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Missing HOI for XXX XXX, XXX XXX, XXX XXX, and XXX XXX.	provide missing HOI for XXX XXX, XXX XXX, XXX XXX, and XXX XXX.( we need the documentation not using tax returns	All taxes and insurance for REO taken from Schedule E for properties with XXX fair rental. Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of X$XXX.
																			All taxes and insurance for REO taken from Schedule E for properties with XXX fair rental. Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU was XXX, the file did not contain any third party evaluation.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12655		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12655		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. It appears the old payment amount was used to calculate the borrowers primary housing expense which is causing a DTI discrepancy. Additionally, please provide the proof of taxes for the following: XXX XXX Lot X & X, XXX XXX X and X. Provide the proof of HOI for XXX XXX. Proof of current P&I is needed for XXX XXX and XXX XXX. Confirm the mortgage for XXX XXX XXX was paid off for XXX & XXX and XXX as the XXX shows no mortgage. Lastly, confirm if there are HOA dues for any of the REO properties.

provide documentation for primary residence showing ground rent of $XXX- Lender to provide a break down of all rental calculations on REO's. DTI is much lower than lender DTI.; Borrower liabilities verified indicator is Present; Please provide the proof of taxes for the following: XXX XXX XXX X &; X, XXX XXX X and X. Provide the proof of HOI for XXX XXX. Confirm the mortgage for XXX XXX XXX was paid off for XXX & amp; XXXXX and XXXXX as the XXX shows no mortgage. Lastly, confirm if there are HOA dues for any of the REO properties. ;
;
CD for XXXXX and XXX provided and payments verified.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

provide documentation for primary residence showing ground rent of $XXX- Lender to provide a break down of all rental calculations on REO's. DTI is much lower than lender DTI.; Borrower liabilities verified indicator is Present; Please provide the proof of taxes for the following: XXX XXX XXX X & X, XXX XXX X and X. Provide the proof of HOI for XXX XXX. Confirm the mortgage for XXX XXX XXX was paid off for XXX & XXXXX and XXXXX as the XXX shows no mortgage. Lastly, confirm if there are HOA dues for any of the REO properties. &#XXXD;
&#XXXD;
CD for XXXXX and XXX provided and payments verfied.
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12655		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a XXX XXX area	Property is located in a XXX XXX area with no post XXX inspection. XXX XXX XXX shows an incident begin date of XXX/XX/XXXX and incident end date of XXX/XX/XXXX.	XXX is only required for areas with Individual Assistance. The cited XXX does not have any Individual Assistance designated areas.	Verified XXX XXX is not on list for individual assistance, no counties indicated. ; Post XXX inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Verified XXX XXX is not on list for individual assistance, no counties indicated. ; Post disaster inspection confirms no property damage	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95316		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
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95316		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; Need PITIA for all properties: XXX XX XXX = Need HOA verified.  XXX = Need HOA verified. XXX = Need HOA verified. XXX XXX XXX = Need mortgage statement, HOI and HOA.  XXX XXX XXX = Need HOI and HOA.  XXX XXX XXX = Need HOI and HOA.  XXX XXX XXX = Need HOA verified.  XXX XXX XXX = Need PITIA

XXX XXX XXX, XXX, and XXX - These properties do not belong to an HOA - confirmed by loan integrity report already provided&#XXXD;
XXX XXX XXX, XXX XXX XXX, XXX XXX XXX and XXX XXX XXX - please see attached mortgage statement that shows that these properties are all linked under one large liability, also attached is an open lien and letter from the borrower explaining the loan. This loan is escrowed as documented with the MTG statement attached&#XXXD;
XXX XXX XXX - This property does not belong to an HOA - confirmed by loan integrity report already provided&#XXXD;
XXX XXX XXX - This property is included in the mortgage statement for XXXX, this mtg is escrowed and the property does not belong to an HOA as confirmed by the loan integrity report already provided&#XXXD;

Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95316		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Loan Estimate Delivery Date Finding (prior to consummation)
Initial loan estimate delivery date finding (prior to consummation): ( XXX CFR §$XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; or The initial loan estimate delivery date is on or after consummation of the transaction. Therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure. The creditor shall deliver or place in the mail the disclosures required under §$XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.

Initial loan estimate delivery date finding (prior to consummation). ( XXX CFR §$XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The creditor shall deliver or place in the mail the disclosures required under §$XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Initial loan estimate delivery date finding (prior to consummation). ( XXX CFR §$XXX(e)(X)(iii)(B) )The initial loan estimate delivery date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The creditor shall deliver or place in the mail the disclosures required under §$XXX(e)(X)(e)(X)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction.
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95316		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX.  Within XXX% tolerance allowed so updating system so exception not on.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX.  Within XXX% tolerance allowed so updating system so exception not on.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
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29096		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29096		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Missing: XXX XXX = Need PITIA XXX XXX = Need PITIA XXX XXX XXX = Need HOA XXX XXX XXX = Need HOA ; Borrower liabilities verified indicator is Partial		All liabilities present, exception cleared.; Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.	All liabilities present, exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29096		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	Backend Ratio is within tolerance
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
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59287		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
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59287		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide proof of the DTI calculation as ours is outside of the XXX% tolerance.
Provide proof of the borrowers new primary PIT IA. Additionally, provide proof of the payoff for the following accounts: XXX XXX XXX, XXX XXX, XXX, XXX XXX XXX XXX, XXX, XXX XXX (per the AUS). Lastly, provide proof of the $XXX liability for XXX. The credit report does not match this payment.

Borrower liabilities verified indicator is Present; XXX/XXX AMB: Please rescind.  Please see the attached closing disclosures from the refinance of the borrower's property at XXX XXX and from our subject property.  This provides the evidence that each liability listed was paid off with the funds of the refinances. Please also see the documentation showing the corrected payments for the XXX XXX, the $XXX was calculated in error and was hitting the borrower as a duplicate account.  ; provide proof of the payoff for the following accounts: XXX XXX XXX, XXX XXX, XXX, XXX XXX XXX XXX, XXX, XXX XXX (per the AUS). Provide proof of payment of $$XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

Borrower liabilities verified indicator is Present; XXX/XXX AMB: Please rescind.  Please see the attached closing disclosures from the refinance of the borrower's property at XXX XXX and from our subject property.  This provides the evidence that each liabillity listed was paid off with the funds of the refinances. Please also see the documentation showing the corrected payments for the XXX XXX, the $XXX was calculated in error and was hitting the borrower as a duplicate account.  ; provide proof of the payoff for the following accounts: XXX XXX XXX, XXX XXX, XXX, XXX XXX XXX XXX, XXX, XXX XXX (per the AUS). Provide proof of payment of $XXX
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59287		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
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75433		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
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75433		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval: Missing Taxes for the Primary Residence XXX XXX XXX XXX ; Missing HOI for the XXX XXX XXX #XXX; Missing a copy of the lease agreement or proof of rental income for XXX XXX XXX also Taxes & HOI; Missing Taxes & HOI for XXX XXX XXX; Missing Taxes & HOI for XXX XXX XXX SW; Missing Taxes & HOI for XXX XXX XXX XXX; Missing Taxes & HOI for XXX XXX XXX XXX XXX.

provide documentation XXX XXX #XXX; Missing a copy of the lease agreement or proof of rental income for XXX XXX XXX also Taxes & HOI; Missing Taxes & HOI for XXX XXX XXX; Missing Taxes & HOI for XXX XXX XXX XXX; Missing Taxes & HOI for XXX XXX XXX XXX; Missing Taxes & HOI for XXX XXX XXX XXX XXX.

The borrower income verification does match approval; All of the requested documentation has been provided multiple times to the auditor. Providing again. If unable to accept or review documentation, auditor must provide clarity so lender can resolve

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

The borrower income verification does match approval; All of the requested docuementation has been provided multiple times to the auditor. Providing again. If unable to accept or review documentation, auditor must provide clarity so lender can resolve
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75433		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75433		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third party product not provided and UCDP report is Not Eligible.  Per the XXX deal guide, if the UCDP is not available or Not Eligible a secondary valuation product is required.
																AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75433		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third party product not provided and UCDP report is Not Eligible.  Per the XXX deal guide, if the UCDP is not available or Not Eligible a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
																AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29877		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29877		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Need lease and tax info for all REO properties and subject. HOI documents are needed for all REO properties but XXX XXX XXX XXX and XXX XXX XXX XXX.		Borrower liabilities verified indicator is ___
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Borrower liabilities verified indicator is ___	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29877		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DIT is higher than value calculated by lender due to full rent values being used on REO properties versus value calculated on sch E. Please provide worksheet and explanation of values used to calculate original income for REO properties.

DTI calculations corrected. Exception cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The DTI discrepancy is caused by the incorrect calculation of rental income using schedule E, on behalf of the originator. All expenses, both eligible and ineligible, were included in the calculations for each property. FreddieMac advises that only repairs can be included in the rental income calculations when evidence is provided to confirm them as a one time expense.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

DTI calculations corrected. Exception cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The DTI discrepancy is caused by the incorrect calculation of rental income using schedule E, on behalf of the originator. All expenses, both eligible and ineligible, were included in the calculations for each property. FreddieMac advises that only repairs can be included in the rental income calculations when evidence is provided to confirm them as a one time expense.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29877		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Provided.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29877		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	All Interested Parties Not Checked against Exclusionary Lists
There is income from one XXX and four XXX companies used, but only two company names are listed on the fraud report.; All Interested Parties Not Checked against Exclusionary Lists ------ There is income listed from multiple employers on the Final XXX, but only two of them were evaluated against the list.
All Interested parties were checked and cleared with Exclusionary Lists no further review required
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			All Interested parties were checked and cleared with Exclusionary Lists no further review required	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing source documents to confirm the PITI for some REOs. Missing source for tax on subject and all source documents for primary residence (XXX XXX), the second home (XXX XXX XXX) and one investment property (XXX XXX XXX).  ; Borrower liabilities verified indicator is Partial - Missing source documents for some REO properties.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Evidence for hazard insurance coverage for the dwelling is only $XXX, but the loan amount is $XXX.; Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Hazard insurance coverage is sufficient.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Approval condition for FormXXX or two months receipt of rental income for XXX XXX XXX & XXX XXX XXX. These were not found in the file.; The borrower income verification does not match approval -------- some requested rental income verification documents are missing
																Approval condition for FormXXX or two months receipt of rental income for XXX XXX XXX & XXX XXX XXX. These were not found in the file.	The borrower income verification does match approval. XXX provided. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The borrower income verification does match approval. XXX provided. Exception cleared.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
Collateral Rep & Warrant Relief was determined to be ineligible. Third party valuation required but was not found in the file.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.

Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Collateral Rep & Warrant Relief was determined to be ineligible. Third party valuation required but was not found in the file.

Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34321		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34321		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial ----  Missing source documents for some of the REO properties.; The Final XXX shows $XXX for Tax/Ins/HOA for XXX XXX XXX, but no source document provided.

The Final XXX shows $XXX Tax/Ins/HOA fees for XXX XXX XXX but no source documents provided.

For the XXX XXX XXX XXX property, the Final XXX reflects $XXX for the mortgage payment and $XXX for the Tax/Ins/HOA. The source documents for Tax/Ins/HOA reflect $XXX and the only source document for PI is the initial CD which shows $XXX.

Borrower liabilities verified indicator is Partial ----  Missing source documents for some of the REO properties.&#XXXD;
The Final XXX shows $XXX for Tax/Ins/HOA for XXX XXX XXX, but no source document provided.&#XXXD;
&#XXXD;
The Final XXX shows $XXX Tax/Ins/HOA fees for XXX XXX XXX but no source documents provided.

XXX/XXX - Taxes and insurance per XXX Schedule E for properties with fair rental of XXX.  Condition cleared.  Borrower liabilities verified indicator is Present; provide taxes/insurance/hoa if applicable for XXX XXX XXX- (provide documentation)

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

XXX/XXX - Taxes and insurance per XXX Schedule E for properties with fair rental of XXX.  Condition cleared.  Borrower liabilities verified indicator is Present; provide taxes/insurane/hoa if applicable for XXX XXX XXX- (provide documentation)
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34321		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI recalculated to higher amount of XXX% based on differences in all three REO investment properties.

Calculated a higher negative rental amount of $XXX using the Schd E data and the $XXX for Tax/Ins/HOA. From the Final XXX for XXX XXX XXX,

Calculated a lower positive rental income of $XXX using Sched E data and the $XXX Tax/Ins/HOA fees from the Final XXX for XXX XXX XXX.

Calculated a slightly lower negative rental income of $XXX for the XXX XXX XXX XXX property, Used the source documents in the file for taxes, insurance and HOA. Used the initial CD, which shows $XXX, for the P&I payment.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76021		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76021		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Year XXX Schedule E of the Borrower's personal tax returns, discloses an undisclosed property located at XXX XXX XXX, XXX, XXX XXX. Missing proof of documentation for proof current ownership.  If the property has been sold and transfer, proof of sale documentation is required (HUD-X Settlement, Closing Disclosure, etc.). If the Borrower has current ownership, verification of all PITIA components is required. ; Borrower liabilities verified indicator is Partial.

Per schedule E in file shows XXX XXX XXX XXX XXX being owned by borrower. Provide final CD or release of satisfaction.
Borrower liabilities verified indicator is Present; XXX/XXX XXX: Please rescind, see attached Open lien that shows the transfer of ownership in addition to our borrower's not being vested on title of the property.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

Borrower liabilities verified indicator is Present; XXX/XXX XXX: Please rescind, see attached Open lien that shows the trasnfer of ownership in additon to our borrower's not being vested on title of the property.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76021		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	Missing tax returns and verification of liabilities.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of X$XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of X$XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
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76021		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match.

Schedule E of year XXX personal tax returns discloses the Borrower receives Schedule K-X income for the following businesses: (XXX XXX XXX, XXX; XXX XXX XXX; XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; and XXX XXX XXX XXX. Missing copies of year XXX Schedule K-X(s) that were provided from the businesses. If the Borrower has XXX% or more ownership in the business, year XXX business tax returns along with all schedules and statements is required.

Schedule E of year XXX personal tax returns discloses the Borrower receives Schedule K-X income for the following businesses: (XXX XXX XXX, XXX; XXX XXX XXX; XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; XXX XXX XXX XXX; and XXX XXX XXX XXX. Missing copies of year XXX Schedule K-X(s) that were provided from the businesses. If the Borrower has XXX% or more ownership in the business, year XXX business tax returns along with all schedules and statements is required. &#XXXD;

The borrower income verification does match approval; XXX/XXX XXX: Please rescind, the additional K-Xs are not required to calculate the income for qualifications. Only the income from XXX XXX XXX is being used to qualify for the borrower. All of the XXX losses reporting on the Sch E for the borrower's tax returns are calculated in the loan to hit the borrower for the maximum amount of losses. With the borrower qualifying with the loss on each one if they were XXX% owner, K-Xs were not required to hit the borrower only for their portion of the loss.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

The borrower income verification does match approval; XXX/XXX XXX: Please rescind, the additional K-Xs are not required to calcualte the income for qualifications. Only the income from XXX XXX XXX is being used to qualify for the borrower. All of the XXX losses reporting on the Sch E for the borrower's tax returns are calcualted in the loan to hit the borrower for the mazimum amount of losses. With the borrower qualifing with the loss on each one if they were XXX% owner, K-Xs were not required to hit the borrower only for thier portion of the loss.
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68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The VOE provided does not show the borrowers start date at his present company.
XXX business started per business entity; Business entity shows active since XXX per XXX date.  UW VOE in file.; Please see the attached VVOE for the borrower's self-employed business to confirm that the business was still active at the time of CTC.  Please also note that the VVOE is not required to list their start date, the borrower's employment history is documented through the final loan application. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; provide documentation for ground lease of $$XXX and VVOE- XXX XXXXX XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

XXX business started per business entity; Business entity shows active since XXX per XXX date.  UW VOE in file.; Please see the attached VVOE for the borrowere's self-employed business to confirm that the business was still active at the time of CTC.  Please also note that the VVOE is not required to list their start date, the borrower's employment history is documented through the final loan application. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; provide documentation for ground lease of $$XXX and VVOE- XXX XXXXX XXX
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68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Provide a proof of lease for XXX XXX XXX and XXX XXX. Provide the mortgage statement for XXX XXX XXX XXX. Lastly, provide an explanation for XXX XXX XXX and XXX XXX. Both properties were listed on the initial XXX but not listed on the Final XXX - however, they appear to be used in the AUS calculation for REO income. If this is the case, provide the supporting documentation for PITI.

Borrower liabilities verified indicator is Present;  Please note that the properties at XXX XXX XXX and XXX XXX are both reporting on the borrower's XXX's, so the XXX's are being averaged over XXX fair rental days to calculate the rental income.  A lease agreement is not required for either property. Please also see the final CD for the property at XXX XXX XXX XXX to document the mortgage payment.  Finally, please see the attached documentation for the PITIA information regarding the REO at XXX XXX. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Lease agreements were not provided for XXX XXX XXX and XXX XXX. Mortgage statement for XXX XXX XXX XXX not provided. Provide PITI information for XXX XXX XXX.  Condition stands.;
;
XXX presented showing XXX XXX XXX and XXX XXX on final XXX (old form).   Rental income used for XXX XXX but not XXX.; provide lease agreement for XXX XXX XXX and XXX XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Borrower liabilities verified indicator is Present;  Please note that the properties at XXX XXX XXX and XXX XXX are both reporting on the borrower's XXX's, so the XXX's are being averaged over XXX fair rental days to calculate the rental income.  A lease agreement is not required for either property. Please also see the final CD for the property at XXX XXX XXX XXX to document the mortgage payment.  Finally, please see the attached documentation for the PITIA information regarding the REO at XXX XXX. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Lease agreements were not provided for XXX XXX XXX and XXX XXX. Mortgage statement for XXX XXX XXX XXX not provided. Provide PITI information for XXX XXX XXX.  Condition stands.&#XXXD;
&#XXXD;
XXX presented showing XXX XXX XX and XXX XXX on final XXX (old form).   Rental income used for XXX XXX but not XXX.; provide lease agreement for XXX XXX XXX and XXX XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. Provide the mortgage statement for the borrowers primary residence at XXX XXX XXX.		CoBorrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			CoBorrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Provide proof of the borrowers rental history on his primary residence.	Submitted lease and settlement statement showing same property sold in XXX for primary residence
Housing delinquency meets guidelines.  Proof of sale of primary residence and lease showing they are renting it until new home is built in early XXX.  XXX shows history of XXX XXX which was the mortgage holder for that property and was paid off on the settlement statement provide.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Housing delinquency meets guidelines.  Proof of sale of primary residence and lease showing they are renting it until new home is built in early XXX.  XXX shows history of XXX XXX which was the mortgage holder for that property and was paid off on the settlement statement provide.
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68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
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68588		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Provide the XXX for borrower X.		The transmittal summary is Present; Submitted XXX for XXX.; transmittal summary missing for borr X- XXX XXXXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The transmittal summary is Present; Submitted XXX for XXX.; transmittial summary missing for borr X-XXX XXXXX	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
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89842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.

X.) Missing verification of additional current year components (HOA (if applicable), flood insurance policy (if applicable), etc.) for the following REO properties: XXX XXX XXX; XXX XXX XXX; XXX XXX; XXX XXX; and XXX XXX XXX.

X.) Missing verification of current year hazard insurance policy, HOA (if applicable), flood insurance policy (if applicable), etc. for REO property located at XXX XXX XXX.

X.) For REO property located at XXX XXX XXX, missing the Closing Disclosure for verification of new mortgage with XXX and also proof XXX XXX (acct#XXXX) has been paid off in full.

X.) Missing proof of current XXX XXX mortgage payment payments for the following mortgage liens: XXX XXX XXX XXX (acct#XXX); XXX XXX (acct#XXXX); XXX XXX (acct#XXX); XXX XXX XXX XXX (acct#XXX) and XXX XXX XXX (acct#XXX). (Copy of the supplemental credit report, current mortgage statements, receipt of payments from bank statements (cancelled check, etc.) and/or Verification of Mortgage is required).

XXX/XX/XXXXX BK:&#XXXD;
X.) No Flood insurance or HOA dues for the listed properties. The other expenses is coming from the tax return rental income calcs.&#XXXD;
X.) See attached PIP for XXX XXX.&#XXXD;
X.) Please see attached final CD for the refi of XXX XXX.&#XXXD;
X.) Attached is the payoff or XXX XXX showing the XXX payment.
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI exceeds Lender's DTI by XXX%. Lender did not correctly calculated net rental income. Loan file is missing Lender's rental income worksheet to determine how Lender calculated rental income.
Review of the DTI allowed us to adjust the overall DTI down quite a bit, however it's still off by around XXX%. There are X properties it has been nailed down to the discrepancy. &#XXXD;
&#XXXD;
XXX XXX XXX:&#XXXD;
XXX states rental loss of $XXX&#XXXD;
Worksheet shows loss of $XXX&#XXXD;
&#XXXD;
XXX XXX XXX:&#XXXD;
XXX states rental income of $XXX&#XXXD;
Worksheet shows income of $XXX&#XXXD;
(This appears to be due to a mortgage that we have a statement for XXX XXX  $XXX whereas XXX amount only states mortgages for $XXX)&#XXXD;
&#XXXD;
XXX XXX:&#XXXD;
- XXX shows rental income of $XXX&#XXXD;
- Worksheet shows income of $XXX

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
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89842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.

Missing current year lease/rental agreement for REO property located at XXX XXX, along with current receipt of XXX month rent and security deposit (if applicable).

Missing additional page (next page) of Borrower's XXX SS Awards Letter.

XXX/XX/XXXXX XXX: Please rescind.&#XXXD;
Attached is a page from the XXX XXX XXX, and the XXX XXX tax returns. It shows XXX XXX rental. The borrower is the owner of both of these trusts, and there for we can combine the ownership to use the rental. The borrower owns a total of XXX% of the REO. Lease agreement is unnecessary.&#XXXD;
Attached is the SS Award letter, we can use the XXX award letter.
The borrower income verification does match approval
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			The borrower income verification does match approval	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
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45280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Provide proof of $XXX rent amount for the property at XXX XXX.	XXX XXX rental proof provided.	The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06857		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
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06857		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing HOI for XXX XXX	Discovered during DTI review of missing HOI for XXX XXX.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06857		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through LP and Freddie confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. Additionally, provide proof of HOI for XXX XXX and proof of HOA for XXX XXX XXX.

DTI is off by more than the XXX% tolerance and equates to approximately $XXX in additional debt. Additional debt likely is contributed to the REO losses. Please provide a breakdown of the REO calculations so we can see where the difference is at or provide documentation to cure. We're currently at XXX% DTI

DTI calculations redone. Exception cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

DTI calculations redone. Exception cleared.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06857		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Need the missing secondary product due to property being X units.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Provide proof of the following missing items:
Properties:
XXX XXX XXX – On Schedule E.  Missing evidence of P&I in the amount of $XXX.
XXX XXX XXX; XXX XXX XXX XXX; XXX XXX - properties were reflected on XXX Sch E however, was not reflected on the URLA or as sold.  – No evidence was provided in the file to address the status of these properties.
Parcel #XXXXX-XXXXX is reflected on the URLA as a sold parcel however, there was no evidence provided in the file to validate the parcel as sold or property attachment.
Documentation for the following Parcel reflected on the loan application was not provided in the loan file:  XXX XXX.  URLA reflects $XXX amount for this parcel however, has not been verified.
File contained information on the following Parcels:  XXX XXX (pg XXX) and XXX XXX (pg XXX). However, the parcels were not reflected on the URLA.  No status was provided in file in regards to ownership of these XXX parcels.

Missing the following information for the following properties:&#XXXD;
&#XXXD;
XXX XXX:&#XXXD;
Proof of Tax and HOI amount&#XXXD;
&#XXXD;
XXX XXX:&#XXXD;
Proof of Tax and HOI amount&#XXXD;
&#XXXD;
XXX XXX:&#XXXD;
Proof of HOI amount &#XXXD;
&#XXXD;
XXX XXX:&#XXXD;
Proof of Full PITI &#XXXD;
&#XXXD;
XXX XXX XXX:&#XXXD;
Proof of tax amount
Liabilities taken from the taxes. Exception cleared.; Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Liabilities taken from the taxes. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and XXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The DTI discrepancy is caused by the incorrect method of rental income calculations, using Schedule E, on the part of the originator. All expenses, both eligible and ineligible, were included in the calculations. FannieMae requires that expenses such as repairs, can only be included when documentation is provided to confirm it is a one time expense.; Reviewed all REO properties and it appears there is a substantial discrepancy in what was calculated and used. There are a handful of properties we're missing PITI information on to validate as well as a handful of properties that we have Schedule E information on, but the XXX indicates they are not using any rental income for those properties to qualify. Please provide your REO worksheet breakdown for us to compare against ours.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76268		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
16100		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
16100		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; -Property XXX XXX XXX is missing P&I.
-Property XXX XXX XXX is missing P&I and Taxes.
-Property XXX XXX XXX XXX is missing P&I.
-Property XXX XXX is missing Insurance.
-Property XXX XXX XXX is missing P&I and Insurance.
-Property XXX XXX XXX is missing P&I and Insurance.
-Property XXX XXX XXX is missing P&I.
-Property XXX XXX is missing P&I.
-Property XXX XXX XXX XXX is missing P&I.
-Property XXX XXX is missing Insurance.
-Property XXX XXX XXX is missing Insurance.
-Property XXX XXX XXX is missing P&I.
-Property XXX XXX XXX is missing P&I and Insurance.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Valid third party employment verification not in file as the verification provided does not include the borrower start date.
Please see FHLMC guidelines regarding VVOE requirements, which state nothing about verifying a start date. The XXX has been attested to by the borrower, which is sufficient to verify the recommended employment history has been met. https://XXXXXXX.X

XXX and XXX WXs in file, both same employer.; Condition stands.  Documentation in files does not indicate length of employment.; The website for the FHLMC guidelines have been provided to you, which verify there are NO REQUIREMENTS for the start date to be verified. The prior year earnings have been documented according to AUS, the borrowers have signed and attested to the employment history provided on the XXX, which have start dates of XXX and XXX. These are borrower's who have each worked with their respective employers for more than XXX years. The request for verification of start date has no basis in guidelines. The guidelines require only that which follows: X) name of the borrower, employers name, name and title of individual contacted, date of contact, phone number used; X) name of third-party source used to obtain the number; X) current employment status of the borrower; X) any additional information that may have been verified; X) name, title, employer of the representative who conducted the verbal voe. These requirements say nothing of verifying a start date. ; Verification of hire date is required to show X years continuous employment.  Condition stands.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

XXX and XXX WXs in file, both same employer.; Condition stands.  Documentation in files does not indicate length of employment.; The website for the FHLMC guidelines have been provided to you, which verify there are NO REQUIREMENTS for the start date to be verified. The prior year earnings have been documented according to AUS, the borrowers have signed and attested to the employment history provided on the XXX, which have start dates of XXX and XXX. These are borrower's who have each worked with their respective employers for more than XXX years. The request for verification of start date has no basis in guidelines. The guidelines require only that which follows: X) name of the borrower, employers name, name and title of individual contacted, date of contact, phone number used; X) name of third-party source used to obtain the number; X) current employment status of the borrower; X) any additional information that may have been verified; X) name, title, employer of the representative who conducted the verbal voe. These requirements say nothing of verifying a start date. ; Verification of hire date is required to show X years continuous employment.  Condition stands.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	Valid third party employment verification not in file as the verification provided does not include the co-borrower start date.
Please see FHLMC guidelines regarding VVOE requirements, which state nothing about verifying a start date. The XXX has been attested to by the borrower, which is sufficient to verify the recommended employment history has been met. https://XXXXXXX.X

XXX and XXX WXs in file, both same employer.; Condition stands.  Documentation in files does not indicate length of employment.; The website for the FHLMC guidelines have been provided to you, which verify there are NO REQUIREMENTS for the start date to be verified. The prior year earnings have been documented according to AUS, the borrowers have signed and attested to the employment history provided on the XXX, which have start dates of XXX and XXX. These are borrower's who have each worked with their respective employers for more than XXX years. The request for verification of start date has no basis in guidelines. The guidelines require only that which follows: X) name of the borrower, employers name, name and title of individual contacted, date of contact, phone number used; X) name of third-party source used to obtain the number; X) current employment status of the borrower; X) any additional information that may have been verified; X) name, title, employer of the representative who conducted the verbal voe. These requirements say nothing of verifying a start date. ; Verification of hire date is required to show X years continuous employment.  Condition stands.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

XXX and XXX WXs in file, both same employer.; Condition stands.  Documentation in files does not indicate length of employment.; The website for the FHLMC guidelines have been provided to you, which verify there are NO REQUIREMENTS for the start date to be verified. The prior year earnings have been documented according to AUS, the borrowers have signed and attested to the employment history provided on the XXX, which have start dates of XXX and XXX. These are borrower's who have each worked with their respective employers for more than XXX years. The request for verification of start date has no basis in guidelines. The guidelines require only that which follows: X) name of the borrower, employers name, name and title of individual contacted, date of contact, phone number used; X) name of third-party source used to obtain the number; X) current employment status of the borrower; X) any additional information that may have been verified; X) name, title, employer of the representative who conducted the verbal voe. These requirements say nothing of verifying a start date. ; Verification of hire date is required to show X years continuous employment.  Condition stands.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide breakdown for the additional $XXX included in the borrowers primary residence calculations.	Please see updated XXX. The expense was misreporting and flowing through from the initial XXX.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a XXX XXX area	Property is located in a XXX XXX XXX with no post XXX inspection
The XXX is only recommended for declarations that offer Individual Assistance for the respective county. There is no Individual Assistance offered for XXX XXX XXX for the XXX XXX XXX XXX XXX, so a XXX is not required.
XXX XXX is Public Assistance only. condition cleared; Post XXX XXX confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			XXX XXX is Public Assistance only. condition cleared; Post XXX inspection confirms no property damage	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94181		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53339		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53339		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Please provide REO worksheet or explanation of REO calculations for comparison.  Certain properties appear have higher sch E income than calculated via review. Documentation needed to support misc. fees on XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of X$XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23606		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23606		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Mortgage statement for XXX XXX XXX only includes principal & interest. Please provide documentation to confirm property tax and homeowner's insurance expenses.; Borrower liabilities verified indicator is Partial
Missing PITI verification information on the following:&#XXXD; &#XXXD; XXX XXX:&#XXXD; Proof of HOA fees (found per XXX Sch. E)&#XXXD; &#XXXD; XXX XXX:&#XXXD; Proof of taxes, HOI
Borrower liabilities verified indicator is Present;  Please see attached documentation to verify there are no HOA dues for the REO located at XXX XXX. Whatever association is claimed may be membership to another entity and not property association, therefore can be disregarded and requires no additional documentation. REO costs for XXX XXX are escrowed. ; provide HOA for XXX XXX( schedule E-$XXX)

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Borrower liabilities verified indicator is Present;  Please see attached documentation to verify there are no HOA dues for the REO located at XXX XXX. Whatever association is claimed may be membership to another entity and not property association, therefore can be disgarded and requires no additional documentation. REO costs for XXX XXX are escrowed. ; provide HOA for XXX XXX( schedule E-$XXX)
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23606		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
This discrepancy is caused by the incorrect calculation of DTI using negative rent loss, on the part of the originator. Subject loan was approved through DU and FannieMae requires that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23606		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	Effective date is that of the prior policy, before renewal.; The hazard insurance effective date of XXX/XX/XXXX is after the note date of XXX/XX/XXXX		The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.; documentation provided; The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.; documenttion provided; The hazard insurance effective date of XXX/XX/XXXX is after the note date of XXX/XX/XXXX	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23606		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41190		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41190		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30683		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30683		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53344		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53344		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; -Property XXX XXX XXX XXX is missing P&I.
Please note the XXX XXX XXX transaction history linking the REO address to the mortgage liability which shows the loan was paid in full as of XXX XXX. The loan was paid months prior to the XXX date so no additional documentation to verify funds would be required. There is no open mortgage reporting on credit for this property.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	#NAME?
 The FHLMC guidelines pertaining to VVOE requirements are uploaded to verify there is no requirement for a start date verification. The only requirements listed for the XXX-day third party verbal verification are as follows: name of borrower, employers name, name and title of person contacted, date of contact, phone number used to contact, third party source used to obtain the phone number used to verify, borrower's current employment status, any additional information that may have been obtained during the call, and the name, title, and employer of the lender representative who completed the verbal verification. This request is outside of guideline requirements and therefore not necessary. The borrowers have each attested to the provided employment history provided on the XXX, which is sufficient to verify the recommended - not required - X year employment history.
Proof of X yrs employment in file.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Proof of X yrs employment in file.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Three Employment Verification does not match Approval	The borrower three employment verification does not match the approval. -Missing verification of employment validating at least X years of employment.
Attaching FHLMC guidelines regarding verbal verification requirements which state nothing of a start date verification. The full requirements are listed within the response to the other exception regarding the co-borrower. That being said, the electronic VOE pulled via third part (XXX XXX XXX) shows the start date is in XXX.
The borrower three employment verification does match the approval. Proof X yrs employment is in file.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The borrower three employment verification does match the approval. Proof X yrs employment is in file.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received: origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49816		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41586		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41586		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41586		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45841		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45841		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing billing statement for the equity lime of credit from  XXX, XXX states that the monthly payment is $XXX the credit supplement states $XXX; Borrower liabilities verified indicator is Partial, Need billing statement for the equity lime of credit from  XXX, XXX states that the monthly payment is $XXX the credit supplement states $XXX
																	Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a XXX XXX area	Property is located in a XXX XXX XXX with no post XXX inspection	XXX XXX area- provide post XXX inspection report	Post XXX inspection confirms no property damage	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	Post disaster inspection confirms no property damage	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Property located in XXX XXX XXX Area with no subsequent Property Inspection	Property located in XXX XXX XXX XXX with no subsequent Property Inspection	provide post XXX inspection report	Post XXX Inspection provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	Post Disaster Inspection provided	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.	Third Party Valuation Product Provided; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51731		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51731		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47281		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47281		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI is within tolerance
The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX$XXX are greater than the Guideline Minimum of $XXX.

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07510		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07510		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07510		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07510		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12035		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12035		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide proof of P&I for properties at XXX XXX XXX and XXX XXX XXX XXX as well as the proof of HOA dues for XXX XXX.
Borrower liabilities verified indicator is Present;  Please see attached REO multipack CDs and HOA dues.; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

Borrower liabilities verified indicator is Present;  Please see attached REO multipack CDs and HOA dues.; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is X$XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Property is a PUD/attached XXX. Policy coverage for dwelling is $XXX but loan amount is $XXX.

Hazard insurance coverage is sufficient.; Hazard insurance coverage of X$XXX is not sufficient. The subject loan amount is X$XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

Hazard insurance coverage is sufficient.; Hazard insurance coverage of X$XXX is not sufficent. The subject loan amount is X$XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines
There is no Verification of Rent covering XXX months. The XXX checking statements shows payments XXX/XX/XXXX - XXX/XX/XXXX.; Housing history does not meet guidelines. ----- Incomplete rental history. Only six months provided instead of XXX.
Housing delinquency meets guidelines.no further documentation required
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Housing delinquency meets guidelines.no further documentation required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
37645		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
37645		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46486		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46486		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
A third party valuation product is required because FHLMC Collateral Rep & Warrant Relief is Not Eligible. No third party valuation product was found in the file.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.

Third Party Valuation Product Provided.; AVM received: origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

Third Party Valuation Product Provided.; AVM received: origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46486		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
A third party valuation product is required because FHLMC Collateral Rep & Warrant Relief is Not Eligible. No third party valuation product was found in the file.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
Third Party Valuation Product Provided; AVM received: origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided; AVM received: origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70061		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70061		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Please provide proof of new XXX mortgage payments on the principal residence and XXX XXX properties to verify.  Provide rent explanation on XXX XXX as multiple leases were in the file and unclear as to how many units and rent income for this REO.
																Please provide proof of new XXX XXX payments on the principal residence and rent explanation on XXX XXX as multiple leases in file . Unclear # of units	Borrower liabilities verified indicator is Present; XXX XXX as multiple leases in file. XXX XXX has multiple units provide rent explanation as it appears some lease have expired
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Borrower liabilities verified indicator is Present; XXX XXX as multiple leases in file. XXX XXX has multiple units provide rent explanation as it appears some lease have expired	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70061		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is over AUS of XXX%.  Income is verified however the REO income is out of line from XXX and approval.  Provide liability information requested.  Other conditions may apply after those documents are submitted for review.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70061		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report is required for this loan, please provide.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70061		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report is required for this loan, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39202		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39202		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57341		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57341		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	AUS was not provided. Used calculations from docs such as the XXX to compare figures to. Please provide the AUS. ; The AUS is Partial		The AUS is received.doumentation provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The AUS is received.doumentation provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57341		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
57341		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value Supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	The borrower recently acquired XXX XXX XXX XXX in a XXX exchange, however, the PITIA for this property was not documented in file.; Borrower liabilities verified indicator is Partial		Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The credit report in file is dated XXX/XX/XXXX while the AUS approval is dated XXX/XX/XXXX. The credit report reveals XXX additional debts that were not included in the original calculation of DTI, per final URLA. Please provided updated credit report supporting debts disclosed on URLA and AUS.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX- DTI within tolerance lender calculation on XXX did not match PITIA of final CD that was provided; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX- DTI within tolerance lender calculation on XXX did not match PITIA of final CD that was provided; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.		Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53276		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12898		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12898		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Provide the proof of new payment for XXX and XXX XXX XXX. Additionally, provide the breakdown of the DTI and REO calculations as ours is showing at a much lower DTI.
																Please see attached AUS with updated XXX. The transactions for XXX and XXX XXX did not close, so the older mortgages reporting on credit need to be considered for qualification.	Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12898		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
The liquid reserves of $XXX are less than the minimum required per AUS of $XXX.; Per the AUS, the only eligible sources of funds are the checking account in the amount of $XXX and the checking account in the amount of $XXX.
																The XXX XXX XXX XXX that was delivered in the loan package and shows a final balance of $XXX, which is sufficient to cover the required reserves.	The liquid reserves of $XXX are greater than or equal to the AUS minimum required of $XXX.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The liquid reserves of $XXX are greater than or equal to the AUS minimum required of $XXX.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12898		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX. Lender provided updated AUS and DTI now at XXX%.  Updating system.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX. Lender provided updated AUS and DTI now at XXX%.  Updating system.; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; -Property XXX XXX XXX is missing P&I. -Property XXX XXX XXX is missing P&I.	documentation provided no further review required	Borrower liabilities verified indicator is Present; Property XXX XXX XXX and Property XXX XXX XXX are missing P&I statements.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present; Property XXX XXX XXX and Property XXX XXX XXX are missing P&I statements.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	-Missing verification of employment validating at least X years of employment.	Missing verification of employment validating at least X years of employment	documentation provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			documentation provided	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.		Housing delinquency meets guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Housing delinquency meets guidelines.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46763		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	desk review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35421		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35421		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the proof of borrowers primary P&I payment in the amount of $XXX as well as the proof of PITI for XXX XXX in the amount of $XXX.	Please see final CD with proof of taxes and insurance for the concurrent transaction on XXX XXX
Borrower liabilities verified indicator is Present; provide documentation showing proof of payment for primary residenc-XXX XXX XXX ; Proof of $XXX P&I payment for primary residence is still needed.  Condition stands.;
;
CD for XXX XXX and taxes/insurance source docs were provided.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.

Borrower liabilities verified indicator is Present; provide documentation showing proof of payment for primary residenc-XXX XXX XXX ; Proof of $XXX P&I payment for primary residence is still needed.  Condition stands.&#XXXD;
&#XXXD;
CD for XXX XXX and taxes/insurance source docs were provided.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35421		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of X$XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65051		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65051		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; XXX account is a 30 day pay account. DTI was calculated incorrectly.		Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; File is missing Tax Cert and HOI for Primary Res - XXX Try. XXX		The borrower income verification does match approval- documentation provided no further review required
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of XXX.
																			The borrower income verification does match approval- documentation provided no further review required	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX	lender calculation XXX% due to rounding DTI @ XXX-no further review required
The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX- no further review required; The back-end DTI of XXX (Total Income of XXXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of XXX.

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX- no further review required; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third party valuation product not provided. Per the XXX deal guide, if the UCDP is Not Eligible or No Score is provided a secondary valuation product is required.
																AVM received: origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47729		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30787		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
30787		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX exceeds the maximum allowable per AUS of XXX	LP has XXX due to rounding XXX- no further documentation required	The original LTV of XXX is not greater than the maximum allowable per AUS of XXX-LP XXX due to rounding up to XXX- no further review required
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The original LTV of XXXis not greater than the maximum allowable per AUS of XXX-LP XXX due to rounding up to XXX- no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17091		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX		The original CLTV of XXXis not greater than the maximum allowable per AUS of XXX LP has XXX due to rounding to XXX-no further review required
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The original CLTV of XXXis not greater than the maximum allowable per AUS of XXX- LP has XXX due to rounding to XXX-no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80589		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80589		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial-Provide proof of XXX payment has been made for XXX	Even if missing payment was made late, borrower is allowed XXX day late and still remain eligible. Payment does not need to be documented.	Account is auto pay per notes on statement so most likely borrower wasn't late and made payment. Clearing condition.; Borrower credit report indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Account is auto pay per notes on statement so most likely borrower wasn't late and made payment. Clearing condition.; Borrower credit report indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.VOB for XXX, PNL for XXX. Proof of extension for 2020, VVOE for XXX		n/a
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			n/a	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval-VVOE for XXX; VVOE- XXX & XXX; YTD PNL for XXX & XXX; VOB-XXX; and proof of 2020 Extension filed
VVOE not required for self employment, please rescind. Please see P&L for XXX & XXX. Documentation of filed extension was delivered with the loan package with XXXX to verify. VOB was delivered in the loan package verifying address and phone number, which is acceptable per FNMA guidelines.

The borrower income verification does match approval. XXX & XXX are one entity per taxes and P&L filed. Exception cleared.; provide proof of business /VVOE for XXX; P&Ls were provided as requested.  The VVOE for XXX & XXX are already in file as the business entity which provided guidelines does show is all that is needed for SE VVOE.  ;
;
Condition stands for proof of business/VVOE for XXX, not found in file or provided.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The borrower income verification does match approval. XXX & XXX are one entity per taxes and P&L filed. Exception cleared.; provide proof of business /VVOE for XXX; P&Ls were provided as requested.  The VVOE for XXX & XXX are already in file as the business entity which provided guidelines does show is all that is needed for SE VVOE.  &#x0D;
&#x0D;
Condition stands for proof of business/VVOE for XXX, not found in file or provided.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Please provide Final CD and Release of lien for loan number XXX with simultaneous closing and refinance for XXX., Lender's rental calculations were higher, please provide documentation to support.; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX

The subject transaction used the higher XXX/XX/XXXXX mortgage payment to qualify, loans were able to close independently. The final CD for the concurrent loan is not relevant to this loan's basis for approval. Providing the requested CD only to verify lower payment, but these figures are not going to be reflected on the 1003 as most conservative figures were used for qualification. The lender rental calculation is accurate, please use FNMA rental worksheet 1038 to verify auditor calculations are accurate.

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX ;G.V  (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX  After REO updates the DTI went over AUS DTI by XXX but still within XXX% so need to clear the DTI condition by updated system.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX  After REO updates the DTI went over AUS DTI by XXX% but still within X% so need to clear the DTI condition by udpated system.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Flood Insurance Policy is Missing			Flood insurance policy provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Appraisal date is greater than 120 days from Origination date.	provide recertification of value; Appraisal dated XXX/XX/XXXX is greater than XXX days from Note date of XXX/XX/XXXX	Please see attached 1004D for recertification of value.	Appraisal date is within XXX days of Note date. Recertification of Value presented and updated system.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Appraisal date is within 120 days of Note date. Recertification of Value presented and updated system.	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide final CD and release of mortgage of prior liens for XXX; XXX. with loan numbers XXX and XXX provide HOA documentation for XXX..  ; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																XXX does not have HOA dues. Additional expenses left in error, see updated AUS.	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval-provide -provide final CD and release of mortgage of prior liens forXXX;XXX per approval loan numbers XXX and XXX provide HOA documentation for XXX

Release of prior lien is not a requirement. See CD that shows evidence previous mortgage was paid for XXX. XXX  has not yet closed so XXX loan does not yet exist. Updated to include the previous mortgage as it has not yet been paid off and is still the current active lien on the REO. See attached updated AUS
The borrower income verification does match approval. Updated REO information and new AUS with DTI
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The borrower income verification does match approval. Updated REO information and new AUS with DTI	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Notice of Special Flood Hazards is Missing	The notice of special flood hazards is Missing		The notice of special flood hazards is Not Applicable
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The notice of special flood hazards is Not Applicable	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29312		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25604		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
25604		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Missing verification of Self Employment within 20 days of closing per COVID requirements LLXXXX	lease see the verification provided for the borrower's self-employed business. Both the Secretary of State VOB and the Underwriter's verbal confirmation support that the business is open and active.	Information in file is good for SE proof of business and open and active.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Information in file is good for SE proof of business and open and active.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX	AVM received ; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	The UCPD did not provide a CU score; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97064		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97064		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The VVOE for the borrower does not include the start date of employment.	Verbal Verification of Employment- requires a start date	2019 and 2020 W2s in file to show 2 yrs employment; VVOE-requires a start date
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			2019 and 2020 W2s in file to show 2 yrs employment; VVOE-requires a start date	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97064		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	The VVOE for the co-borrower does not include the start date of employment.	Verbal verification of employment requires a start date	2019 and 2020 W2s in file to show 2 yrs employment; VVOE- requires a start date
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			2019 and 2020 W2s in file to show 2 yrs employment; VVOE- requires a start date	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97064		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI is off as the borrowers primary residence payment at XXX was not added to the calculations per the AUS. There is a LOX from the borrower on XXX/XX/XXXX explaining the primary and subject residences. ; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																Lender to provide most recent AUS showing DTI calculation of primary housing payment being calculated per XXX	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX is not greater than the maximum allowable per AUS of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89180		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89180		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification Level is missing
Missing full verification of employment for Borrower #XXX with current employer. XXX. (There is only a partial VOE from the Borrower's previous employer with XXX). ; The borrower employment verification level is Missing
																documentation provided	The borrower employment verification level is Level 3 - Verified-direct independent verify w/3rd party
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The borrower employment verification level is Level XXX - Verified-direct independent verif w/3rd party	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89180		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89180		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received: origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
36109		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
36109		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38524		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38524		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.

1.) REO property located at XXX is disclosed on the Borrower XXX year XXX Schedule E (shows no mortgage interest, taxes, insurance), bank statements and most recent social security income awards letter. Missing verification current year hazard insurance policy, HOA assessments (if applicable), flood insurance policy (if applicable), etc. If the Borrower no longer has ownership or responsibility in the property, need proof of documentation that supports current ownership (Transfer Deed, Closing Disclosure/HUD-1, etc.).

2) The Fraud Report and business bank statements with XXX Bank discloses Borrower XXX is the potential owner of business (XXX). This business is also located at XXX Copy of the most recent year business tax returns are missing (Documentation would also verify whether or not the business runs and operates the REO property).

 1) The property at XXX is no longer owned by the borrower.  We have provided a letter of explanation from the borrower that it is the address for their business, which is why it's listed on certain documents in the file, but we have also provided a third party lien report showing the current owners of the property are not our borrowers.    2) No self-employment income is being used to qualify on the loan, and the business account from XXX is not being used as funds to close.  The business returns are not required for XXX Inc, and documentation has already been provided to show that the borrower doesn't have any personal obligation towards the property at XXX.
Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38524		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. B1 provided a copy most recent year XXX SS income awards letter. Missing all pages (next page) of the letter provided from SSI.
The statement provided for the SS income for XXX is acceptable documentation. FNMA guideline B3-3.1-09 states that a copy of the award letter is acceptable, the guidelines do not specify that all pages of said document are required.

The borrower income verification does match approval. Agree with rebuttal of lender for additional pages and current year SSI award letter is not required.  We do have first page of award letter dated XXX

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

The borrower income verification does match approval. Agree with rebuttal of lender for additional pages and current year SSI award letter is not required.  We do have first page of award letter dated July 2021.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38524		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
38524		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		D	A	A	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Origination Appraisal is Partial	Missing Form XXX or Form XXX as applicable. ; Origination Appraisal is Partial.		Origination appraisal is Present.; documentation provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	Origination appraisal is Present.; documentation provided	D	A	D	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete
Asset Documents are Incomplete: Borrower provide a three month bank statement (through date XXX/XX/XXXX) from XXX Checking account XXXX Per FNMA guidelines, bank statement has expired. Missing most recent month checking bank statement.

Asset Documents are Incomplete: Borrower provide a three month bank statement (through date XXX/XX/XXXX/XXXX from XXX account (acct#xxxxXXX). Per FNMA guidelines, bank statement has expired. Missing most recent month checking bank statement.

The exception 'Asset Documents are Incomplete' is cleared.  Asset statement provided is issued quarterly.  Therefore most recent statement XX/XX/XXXX-XX/XX/XXXX was provided, next available statement would be XX/XX/XXXX-XX/XX/XXXX, loan closed XX/XX/XXXX  condition cleared
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
The exception 'Asset Documents are Incomplete' is cleared.  Asset statement provided is issued quarterly.  Therefore most recent statement XXX/XX/XXXX-XXX/XX/XXXX was provided, next available statement would be XXX/XX/XXXX-XXX/XX/XXXX loan closed XXX/XX/XXXX  condition cleared
																				D	A	C	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93581		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93581		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44597		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44597		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Initial Credit Application is Partial	Initial credit application is Partial	Please see co-borrower's initial 1003 provided for review	Initial credit application is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Initial credit application is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44597		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
44597		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31696		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31696		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower has not provided all documentation for investment property XXX	Please see final CD verifying the sale of the REO. The income was removed, please note updated AUS, 1003, and 1008.	REO for sale of XXX property provided and new AUS updated removing that property.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			REO for sale of XXX property provided and new AUS updated removing that property.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31696		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31696		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23954		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23954		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial  ---- Missing the source document for the new XXX loan on the primary residence to confirm the PITI payment. Missing the HOA payment information on the second home, XXX. The source documents for the tax and insurance on the second home show less than the $XXX listed on the Final 1003.; Missing the source document for the new XXX loan on the primary residence, XXX,  to confirm the PITI payment. Missing the HOA payment information on the second home, XXX. The source documents for the tax and insurance on the second home show less than the $XXX listed on the Final 1003.
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23954		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	The complete fraud report was not found in the file.; Fraud report Partial.; Fraud report Missing.		Fraud report Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Fraud report Present.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23954		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX no documentation required no further review; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

no documenation required no further review; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Primary residence appears to be next door to the subject property, which has HOA payments. It's reasonable to assume that the primary does as well, however, we have no information or proof stating an HOA amount or that there are none. Please provide necessary documentation to cure.

The HOA information provided was for the subject property but the initial exception was to confirm there was no HOA on the primary residence as it is not included in the calculations but the primary is next door to the subject.
																	Borrower liabilities verified indicator is Present; documentation provided ; Borrower liabilities verified indicator is Partial	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	Borrower liabilities verified indicator is Present; documentation provided ; Borrower liabilities verified indicator is Partial	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification Level is missing	Missing verification of Self Employment within 20 days of closing per COVID requirements LLXXX/XXX		CPA letter is within guidelines. Exception cleared.; The borrower employment verification level is Level 3 - Verified-direct independent verify w/3rd party	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	CPA letter is within guidelines. Exception cleared.; The borrower employment verification level is Level 3 - Verified-direct independent verif w/3rd party	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Only 2 months reviewed on credit report and no additional information provided to meet history guidelines. Please provide necessary documentation to cure.		Exception cleared.; Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Condition cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	Exception cleared.; Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Condition cleared.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18892		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18892		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial
Missing evidence of the XXX mortgage payoff for the XXX property and the new XXX mortgage to replace it. Cannot confirm the correct PITI calculation on this property.

Missing source documentation for the HOA and other fees that combine for a total of XXX for Ins/Taxes/HOA for the XXX property showing on the Final 1003. The Sched E reflects XXX for HOA and  XXX for insurance.  The property report reflects XXX for taxes.; CoBorrower liabilities verified indicator is Partial  ------ Missing evidence of the XXX mortgage for the XXX property and new XXX mortgage information for the correct PITI calculation.
CoBorrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			CoBorrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18892		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The verification of employment for the borrower was more than 10 days before ten Note date.; VVOE is more than 10 days prior to closing.		VVOEs are dated XX/XX/XXXX for both and that is within 10 days of closing. B1 was already in file B2 was submitted for condition.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			VVOEs are dated XXX/XX/XXXX for both and that is within 10 days of closing. B1 was already in file B2 was submitted for condition.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21807		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21807		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. The XXX submission on LP dated XXX/XX/XXXX appears to have the correct DTI of XXX% but the updated XXX submission is XXX%. Please provide an explanation for the additional monthly debt added.

 Final AUS is XXX% which LP rounds up to XXX%. Not concerned with previous AUS runs. XXX received an undisclosed debt monitoring from XXX, XXX XXX XXX is newly opened and added to liabilities. We do not require additional documentation if the borrower qualifies with the reported payment, which they do per the approved AUS findings at higher DTI.
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21807		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; Desk review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Third Party Valuation Product Provided.; Desk review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21807		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; Desk Review received: origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided; Desk Review received: origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93970		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93970		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	VOE is more than 10 days old. Additionally, VOE XXX/XX/XXXX doesn't have an employment start date and closing was XXX/XX/XXXX
 VVOE for XXX is still within 10 business days of the closing date of the file.  We are okay to accept the VVOE in file. Furthermore, the start date is not required to be on the VVOE (FHLMC guideline XXX  The borrower's employment history is documented through the loan application which confirms two year history.
XXX and XXX W2s in file along with current paystubs for current employer. Provides a XXX year employment history without the actual hire date. XXX earnings are in line with XXX for full year of work.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

2019 and 2020 W2s in file along with current paystubs for current employer.  Provides a 2 year employment history without the actual hire date.  2019 earnings are in line with 2020 for full year of work.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XXX has a begin date of XXX/XX/XXXX and end date of XXX/XX/XXXX No post disaster inspection provided.	The property is located in XXX county and XXX county was not eligible for Individual County Assistance after XXXXXX, meaning that the post disaster inspection is not required on this loan.	Post Disaster Inspection provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Post Disaster Inspection provided	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a FEMA disaster area	XXX has a begin date of XXX/XX/XXXX and end date of XXX/XX/XXXX No post disaster inspection provided.; Property is located in a FEMA disaster area with no post disaster inspection	The property is located in XXX county and XXX county was not eligible for Individual County Assistance after XXXXXX, meaning that the post disaster inspection is not required on this loan.	Property not located in FEMA disaster for individual assistance. Condition cleared
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Property not located in FEMA disaster for individual assistance. Condition cleared	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. New AUS presented with proposed new PITI of XXX and present housing of XXX which DTI is now XXX% however the proposed PITI should not have changed. Please review and advise.	Please see the attached AUS findings with the updated PITIA. The original AUS was an incorrect copy.	The AUS is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The AUS calculations for DTI do not provide for the HELOC on the borrowers primary residence with a stated payment in the amount of XXX per the 1008. The statement showing the withdrawal was provided but no statement showing the payment due.
Please see AUS findings provided along with DTI breakdown of the calculation to match AUS.
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91078		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73203		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73203		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87961		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required			Asset documentation provided. Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87961		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable			Updated income/asset documentation provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87961		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87961		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Second Field Review variance to appraised value exceeds 10%	Third party Second Field Review variance of -XXX exceeds XXX% maximum allowed.		Additional third party valuation requested to support value.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Additional third party valuation requested to support value.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52318		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52318		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Missing verification of employment validating at least XXX years of employment.
 Please review FHLMC guidance provided, as there are no VVOE guidelines that require verification of a start date. The signed 1003 attested to by the borrower is sufficient to document a XXX employment history. This borrower has been employed with their current employer since XXX, which is verified on the VOE.
WVOE in file shows start date of XX/XX/XXXX so over XXX yrs with employer.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			WVOE in file shows start date of XXX/XX/XXXX so over XXX yrs with employer.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65711		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65711		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has XXX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70951		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. Collateral Rep & Warrant Relief is Not Eligible. Third Party Valuation required		The exception 'ATR/QM Status is Pending' is cleared. Third party valuation received. Condition cleared;
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The exception 'ATR/QM Status is Pending' is cleared. Third party valuation received. Condition cleared&#x0D;	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70951		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70951		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Less than XXX months housing history
 The 1003 verifies a minimum housing history of 2 years. The borrower has resided at their current primary of XXX for 10 months, and their previous primary XXX for XXX years XXX months. Guidelines do not require lenders to obtain any documentation to verify the housing history declared on the 1003. Additionally, the credit report shows both addresses reporting with the previous primary dating back to XXX

Housing delinquency meets guidelines.  Clearing housing history because the new primary with XXX is showing XXX mos and the XXX for subject is showing XXX months plus the previous loan showing on the XXX as paid off for primary was XXX mos.  Total XXX mos plus the previous primary is the current subject so all history is good.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

Housing delinquency meets guidelines.  Clearing housing history because the new primary with XXX is showing XXX mos and the XXX for subject is showing XXX months plus the previous loan showing on the CBR as paid off for primary was XXX mos.  Total XXX mos plus the previous primary is the current subject so all history is good.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
Calculated DTI within tolerance ; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending
ATR/QM Status is pending. Noted documentation is required per Appendix Q.

CU score XXX third party valuation required.
DTI calculated at XXX which is slightly higher than AUS XXX but within tolerance.
Taxes taken from XXX due to property tax information not found in file
Appraisal is on file, loan is written to DU feedback and Fannie Mae guidelines, not Appendix Q. Subject property taxes were provided with the loan package and are provided again for review.
The exception 'ATR/QM Status is Pending' is cleared. Received copy of third party valuation.  Condition cleared.; Subject property tax amount is verified with documentation provided.  DTI is in line.;
;
Conditions stand for XXX.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

The exception 'ATR/QM Status is Pending' is cleared. Received copy of third party valuation.  Condition cleared.; Subject property tax amount is verfied with documentation provided.  DTI is in line.&#x0D;
&#x0D;
Conditions stand for TPV.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09280		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39040		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39040		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.		AVM received; origination value supported within XXX%.; Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			AVM received; origination value supported within XXX%.; Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39040		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		AVM received; origination value supported within XXX%.; Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			AVM received; origination value supported within XXX%.; Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39040		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Provide 1008 for borrower XXX		documentation provided; The transmittal summary is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			documenttion provided; The transmittal summary is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39040		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a FEMA disaster area	Property is located in a FEMA disaster area with no post disaster inspection. XXX and XXX incident end dates were both post inspection.		Post disaster inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Post disaster inspection confirms no property damage	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12429		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.current paystubs, VVOE within 10 days of closing		Exempt. Exception cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Exempt. Exception cleared.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12429		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial- AUS missing information _Loan -To-Value		The AUS is received.; documentation provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The AUS is received.; documentation provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12429		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval-Paystubs for B-1; VVOE s/b within 10 days of closing. W-2's for 2020	Provide verbal verification of employment within 10vdays of closing. loan closed on XXX/XX/XXXX/XXXX	The borrower income verification does match approval. VVOE provided is sufficient. Exception cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The borrower income verification does match approval. VVOE provided is sufficient. Exception cleared.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12429		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12429		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial ------ Missing the source documents for the insurance on the XXX and XXX properties. ; Missing the source documents for the insurance on the XXX and XXX properties. There is a difference in the negative income calculation for the subject property. In addition to the difference in rental income showing on the 1003 for the subject property, there is a difference in the tax/insurance/hoa total based on the source documents in the file.  There is also a difference in the calculated negative income for the subject property using the source document and the AUS value. The negative income for the subject property on the 1003 also does not match the value in the AUS. The monthly payment for the XXX revolving account #XXX shows a monthly payment of $XXX on the credit report but $XXX was used on the 1003 and AUS.

Borrower liabilities verified indicator is Partial ------ Missing the source documents for the insurance on the XXX andXXX properties. &#x0D;
Missing the source documents for the insurance on the XXX and XXX properties. There is a difference in the negative income calculation for the subject property. In addition to the difference in rental income showing on the 1003 for the subject property, there is a difference in the tax/insurance/hoa total based on the source documents in the file.  There is also a difference in the calculated negative income for the subject property using the source document and the AUS value. The negative income for the subject property on the 1003 also does not match the value in the AUS. The monthly payment for the XXX revolving account XXX shows a monthly payment of $XXX on the credit report but XXX was used on the 1003 and AUS.(provide documentation)

Borrower liabilities verified indicator is Present; The updated 1003 has been provided showing the updated revolving payment, why has this not been cleared? The Schedule E of the 2020 1040 tax returns documents REO property expenses, additional documentation is not required to verify property costs as the tax returns would show most recent annual expense. AUS shows -XXX in subject negative cash flow, which equals lender provided amount of -XXX in subject negative cash flow, why has this not been cleared? Auditor should have received feedback from leadership advising on correct method of calculating rental income. The subject is a 2-unit property Auditor must provide clarity in feedback when unable to clear exceptions in order for lender to provide resolutions. Re-posting the original cited exception does not provide lender clarity.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Borrower liabilities verified indicator is Present; The updated 1003 has been provided showing the updated revolving payment, why has this not been cleared? The Schedule E of the 2020 1040 tax returns documents REO property expenses, additional documentation is not required to verify property costs as the tax returns would show most recent annual expense. AUS shows -XXX in subject negative cash flow, which equals lender provided amount of -XXX in subject negative cash flow, why has this not been cleared? Auditor should have received feedback from leadership advising on correct method of calculating rental income. The subject is a XXX property Auditor must proivde clarity in feedback when unable to clear exceptions in order for lender to provide resolutions. Re-posting the original cited exception does not provide lender clarity.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines
New mortgage for primary on XXX Loan closed XXX No evidence in file the XXX payment was made.; Housing history does not meet guidelines. ---- New mortgage. Less than XXX payments showing on credit report
New mortgage for primary on XXX/XX/XXXX/XXXX Loan closed XXX/XX/XXXX/XXXX No evidence in file the XXX/XX/XXXX/XXXX payment was made.
Housing delinquency meets guidelines.  previous mortgage shows closed on CBR; Please refer to FNMA B3-5.3-03, mortgage history must be current through the loan application date not the note date. All Covid-19 requirement pertaining to mortgage histories were pulled back by FNMA on XX/XX/XXXX The mortgage is reporting on the credit report and shows current.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

Housing delinquency meets guidelines.  previous mortgage shows closed on CBR; Please refer to FNMA B3-5.3-03, mortgage history must be current through the loan application date not the note date. All Covid-19 requirement pertaining to mortgage histories were pulled back by FNMA on XXX/XX/XXXX The mortgage is reporting on the credit report and shows current.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	The borrower transcripts is Missing; There is an approval condition requesting a tax transcript but there is no tax transcript found in the file.	documentation provided	The borrower XXX is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The borrower 4506T is Present	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49840		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	No CU score is available. Third party valuation product is required, but not found in the file.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07697		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07697		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07697		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	No findings returned on the UCPD; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide documentation for the omission of XXX #XXX
We have documented payments in the XXX business assets that cover 13 months of payments (XXX - XXX) with the full annual amount considered in the cash flow analysis on the business returns. There is not part of the guideline for debts excluded as paid by the borrower's SE business that isn't met. Please review documentation already delivered in the loan package.
																	Borrower liabilities verified indicator is Present	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Please provide proof of liquidation of funds to close from XXX #XXX	Please see FNMA B4-4.3-01, liquidation for cash to close is not required due to the account balance being at least XXX% higher than the cash to close amount.
Lender is correct per the guidelines of FNMA selling guide B3-4.3-01 XX/XX/XXXX  Value of asset for XXX is over XXX% of value of needed funds to close.  Documentation is not required for liquidation of assets.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
Lender is correct per the guildelines of FNMA selling guide B3-4.3-01 XXX/XX/XXXX  Value of asset for XXX is over XXX% of value of needed funds to close.  Documentation is not required for liquidation of assets.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The final application shows a second lien pay  for XXX  a month for XXX XXX.  The voucher in the file reflects a monthly payment of XXX  Please provide documentation to support XXX a month lender is investigating
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XX
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The loan is missing the XXX XXX and business returns for XXX LLC, XXX	These businesses are not being considered for qualifying income purposes and therefore no documentation is required.
The borrower income verification does match approval.  Businesses indicated in condition are not being used for income on this loan.  The tax returns in the file mention these businesses and there are no losses to deduct. Clearing condition.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
The borrower income verification does match approval.  Businesses indicated in condition are not being used for income on this loan.  The tax returns in the file mention these businesses and there are no losses to deduct. Clearing condition.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72122		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
03384		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83539		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83539		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Provide new XXX payment information for primary residence mortgage that is new.  Provide expense source documents for the property on XXX.  DTI is in line but documents to support lender figures is not found.
																The primary residence of XXX is not a XXX loan, this mortgage is serviced by XXX with a XXX second lien. Both of these statements are on file, the first mortgage including escrow.	Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83539		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	Third Party Valuation Product Not Provided and CU Score is XXX.; CU Score is XXX TPV report is required.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
83539		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score is XXX TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88508		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88508		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45534		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45534		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial ----- Missing source document for gross rental income used for the subject property in the AUS DTI and the amount showing on the Final 1003.; Missing the source document for the gross rental income used for the subject property. The Form 1007 shows XXX and the signed lease agreement shows XXX but the 1003 and AUS reflect XXX The lease agreement for XXX shows XXX The 1003 also reflects the incorrect old mortgage information but the AUS DTI utilized the correct PITI information.
																Please note, the rental calculation was reflecting the lease amount for the REO. This has been corrected with AUS, 1003, and 1008 provided to support accurate pictures.	Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45534		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval  ----- loan approval condition for signed tax returns was not met.; Loan approval condition for signed 1040 tax returns was not met. The 2020 1040 tax returns in the file are not signed.
																The FHLMC guidelines have been provided to show that tax transcripts can be accepted in lieu of signatures on the 1040s. Please see transcripts uploaded.	The borrower income verification does match approval. Tax transcripts provided and are matching to the tax returns in the file. Transcripts are not required to be signed.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The borrower income verification does match approval. Tax transcripts provided and are matching to the tax returns in the file. Transcripts are not required to be signed.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45534		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
The FHLMC UCDP indicates the Collateral R&W Relief is Not Eligible. Therefore a third party valuation product is required. There is no third party valuation product in the file.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
																Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45534		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; The FHLMC UCDP indicates the Collateral R&W Relief is Not Eligible. Therefore a third party valuation product is required. There is no third party valuation product in the file.
																Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96722		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96722		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower 2 Income Verification is less than 12 months	Borrower 2 Income Verification of XXX is less than 12 months as we do not have a W2 or VOE showing prior years income in file.	XXX: Please see VOE provided to document prior year earnings and employment history with current employer
Borrower 2 Income Verification of XXX is greater than 12 months based on 1005.  Condition cleared; Income section is not completed on TPVOE.  Conditions stands.;  Please see XXX verification to document XXX earnings

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

Borrower 2 Income Verification of XXX is greater than 12 months based on 1005.  COndition cleared; Income section is not completed on TPVOE.  Conditions stands.;  Please see XXX verification to document 2020 earnings
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96722		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval: Missing W-2	XXX: Please see VOE provided to document prior year earnings and employment history with current employer
The coborrower income verification does match approval. Third party VOE provided showing active with employer as of XXX and XXX previous income.;  Please see XXX verification to document XXX earnings; WVOE- remark section-maternity leave XX/XX/XXXX, returned  XX/XX/XXXX; on calculation worksheet comments-are borrower on maternity leave from XX/XX/XXXX to XX/XX/XXXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

The coborrower income verification does match approval. Third party VOE provided showing active with employer as of Nove 2021 and 2 yrs previous income.;  Please see XXX verification to document 2020 earnings; WVOE- remark section-maternity leave XXX/XX/XXXX returned  XXX/XX/XXXX on calculation worksheet comments-are borrower on maternity leave from XXX/XX/XXXX to XXX/XX/XXXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96722		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. 1008 for borrower 2 is missing.	XXX - received copy of 1008 for borrower and co-borrower.	The transmittal summary is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			The transmittal summary is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94585		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94585		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing source documents for the PITI payment for the new mortgage on the primary and supporting documentation the existing mortgages was paid off. Missing source documents for the PITI new mortgage on XXX and supporting documentation to show the existing mortgages were paid off. Missing source documents for the tax/insurance/hoa for the XXX and XXX properties. Only source of information in file is from the 1065 tax returns.; Borrower liabilities verified indicator is Partial  ---- Missing source documents for the PITI payment for the new mortgage on the primary and supporting documentation the existing mortgages was paid off. Missing source documents for the new mortgage on XXX and supporting documentation to show the existing mortgages were paid off.
																provide source documents for XXX and XXX(taxes/insurance/hoa)	Borrower liabilities verified indicator is Present; Missing source documents for the tax/insurance/hoa for the XXX and XXX properties. Only source of information in file is from the 1065 tax returns.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Borrower liabilities verified indicator is Present; Missing source documents for the tax/insurance/hoa for the XXX and XXX properties. Only source of information in file is from the 1065 tax returns.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94585		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
Complete two year history was not verified. ; Complete two year history was not verified. LOE  indicates that borrower worked at XXX XXX/XX/XXXX. XXX was purchased by XXX in XXX. Borrower worked forXXX from XXX-XXX. He was laid offXXX due to COVID. Borrower started Sched C consulting work after that which ended after starting the current job. Final 1003 reflect these dates.

There is only a VOE for XXXX and the current employer. The VOE for XXXX indicates borrower was active through XXX/XX/XXXX There is no VOE forXXX.  However, there is a 2020 W2 for XXX. No indication of the start date withXXX..

LOX or processor cert in file pg 501 explaining timeline of borrower's work...XXX was purchased byXXX in XXX.  ; Provide start date with XXX- current employer; There is only a XXX for XXX and the current employer. The XXX for XXX indicates borrower was active through XX/XX/XXXX There is no VOE forXXX.  However, there is a XXX for XXX. No indication of the start date withXXX..

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

LOX or processor cert in file pg 501 explaining timeline of borrower's work...XXXX was purchased byXXX in 2019.  ; Provide start date with XXX- current employer; There is only a VOE for XXX and the current employer. The VOE for XXX indicates borrower was active through XXX/XX/XXXX There is no VOE forXXX.  However, there is a 2020 W2 for XXX. No indication of the start date withXXX..
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94585		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX  ----- Recalculated DTI is within the XXX% tolerance. Difference due to REO calculations for XXX, XXX and XXX.; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX DTI updated as within XXX% tolerance over by XXX  Exception not needed.; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX DTI updated as within XXX% tolerance over by XXX%.  Exception not needed.; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88152		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86354		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
86354		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
03439		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
03439		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
03439		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; Origination value supported by XXX%.	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
03439		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%	AVM received; Origination value supported by XXX%.	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
63336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
63336		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. AUS is missing but some values taken from the Transmittal Summary for review purposes.	Please see AUS findings uploaded for review	The AUS is received.	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79798		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79798		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46198		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
46198		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI is within XXX% tolerance but matches lender approval and 1008; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of 1XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34011		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The VVOE is more than 10 business days prior to the Note date.; The final VVOE was completed more than 10 business days prior to the Note date.	documentation provided	Exception resolved
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34011		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34011		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
A different value was calculated for the Insurance/Taxes/HOA dues for every REO property. The values for this field shown on the 1003 don't reflect what was used in the AUS DTI calculation. Don't have the original source documents for the HOA and insurance values used for the Schedule E REO properties, Source documents for the taxes were found in the file.. ; Borrower liabilities verified indicator is Partial  ---- Missing original source of insurance document for all of the investment properties. The evidence of the insurance payment provided is from the 2020 1040 Schedule E.

Borrower liabilities verified indicator is Partial  ---- Missing original source of insurance document for all of the investment properties. The evidence of the insurance payment provided is from the 2020 1040 Schedule E. &#x0D;
A different value was calculated for the Insurance/Taxes/HOA dues for every REO property. The values for this field shown on the 1003 don't reflect what was used in the AUS DTI calculation. Don't have the original source documents for the HOA and insurance values used for the Schedule E REO properties, Source documents for the taxes were found in the file..
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29375		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29375		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient
Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of Not Applicable and estimated replacement value of XXX
Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Not Applicable and estimated replacement value of XXX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Not Applicable and estimated replacement value of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51293		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51293		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Calculation is within tolerance but please provide income worksheet to support calculations used in underwriting loan for REO properties.; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX is not greater than the maximum allowable per AUS of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52133		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47361		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	VOE doesn't have start date for borrower.
There is no feedback from the auditor as to why this exception has not been cleared. FHLMC guidelines have no requirement for start date to be verified. Please review Freddie Mac guidelines attached to verify a start date verification is not a guideline requirement.
XXX and XXX XXX in file along with paystubs to show XXX work history with current employer.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			2019 and 2020 W2s in file along with paystubs to show 2 yr work history with current employer.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the statement/CD for the property at XXX.
There is no feedback from the auditor as to why this exception has not been cleared. The refinance of XXX has not yet finalized. The loan qualifies with the mortgage reporting on credit, please see updated documents to support.
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	Provide the asset statements.; The liquid reserves of XXX are less than the minimum required per AUS of XXX	There is no feedback from the auditor as to why this exception has not been cleared. Please see the attached bank statement verifying sufficient funds to cover the required reserves.	The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50060		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	The file did not contain a 3rd party valuation; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06888		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06888		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; Origination value supported within XXX%.	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06888		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX. Income within tolerance but please provide documentation and calculations of DTI because with documentation provided even matching everything exactly DTI still comes out higher than AUS.

Updated AUS DTI to calculated DTI as it is within tolerance. Exception cleared.; The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

Updated AUS DTI to calculated DTI as it is within tolerance. Exception cleared.; The qualifying back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89487		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89487		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial The loan is missing documentation to support $XXX a month for XXX XXth XXX XXX		Mortgage statement provided. Exception cleared.; Borrower liabilities verified indicator is Present
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Mortgage statement provided. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89487		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Please provide a letter of explanation for the $XXX on X/XX/XX/XXX and $XXX on X/XX/XX/XXX deposit		Settlement statement provided and bank statements reviewed. Exception cleared.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Settlement statement provided and bank statements reviewed. Exception cleared.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89487		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; Origination value supported within XXX%.	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92647		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92647		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the statement for the new XXX mortgage on the borrowers property at XXX X XXX.		Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92647		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Open Rebuttal; Origination value supported withinXXX%.; Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Open Rebuttal; Origination value supported withinXXX%.; Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92647		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Open Rebuttal; Origination value supported within XXX%.	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94535		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94535		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Provide all expenses for the properties at XXX and XXX XXX due to the rental income not matching up to lender figures.  Mortgage statements show only P&I and taxes/HOI do not add up to same expenses as lender shows.
Borrower liabilities verified indicator is Present; Documentation provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower liabilities verified indicator is Present; Documentation provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94535		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XX.XX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94535		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Freddie UCDP is showing not eligible so TPV report is required, please provide.
Third Party Valuation Product Provided.; Desk Review received; origination value supported withinXXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

Third Party Valuation Product Provided.; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94535		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; TPV report is required on this loan as UCDP for Freddie shows as not eligible.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided; Desk Review received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Missing tax and HOI proof for XXX XXX XX; Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Partial; -Property XXXX XXX XXX is missing taxes.
																	Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is ___	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is ___	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	-Missing verification of Self Employment within XX days of closing per COVID requirements LLXXX-X/XXX-X.		Business search and phone call from lender provided. Exception cleared.; n/a; Business search and phone call record from lender provided. Exception cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Business search and phone call from lender provided. Exception cleared.; n/a; Business search and phone call record from lender provided. Exception cleared.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XX.XX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49852		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43689		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43689		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. Using information from the XXX for comparison purposes but please provide the AUS.		AUS provided. Condition cleared.; The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			AUS provided. Condition cleared.; The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43689		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43689		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided		Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value withinXXX%.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92197		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92197		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82400		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
82400		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	BX start date was not verified on the VOE on page XXX provided in file. No other documentation provided to validate this information		Employment history verified by WX. Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Employment history verified by WX. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59697		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59697		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70500		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68008		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68008		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XX months	Borrower is unemployed; Borrower Income Verification of XXX is less than XX months.		Borrower income is not being used to qualify. Exception cleared.; Income Verification of XXX is greater than XX months.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower income is not being used to qualify. Exception cleared.; Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64761		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64761		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The proof of HOI is missing for XXXX XXX.	Borrower liabilities verified indicator is Partial. The proof of HOI is missing for XXXXX XXX.	Borrower liabilities verified indicator is ___
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is ___	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. The proof of PITI for the coborrowers primary residence is missing. Please provide.	Provide proof of PITI for primary residence- statement in file from loan depot $XXX other documentation shows $XXX.
CoBorrower liabilities verified indicator is Present; XX/XX - Received verification of PITIA for XXXXX XXX, Rec'd copy of closing disclosure for XXX.  Condition cleared; XX/XX: The credit report and the mortgage statement show the borrower's primary payment to XXX $XXX. This is proof the boe borrower's monthly obligation. Taxes and insurance are escrowed per the mortgage statement. Also attached is the co-borrower's primary PITI payment, a CD.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

CoBorrower liabilities verified indicator is Present; XX/XX - Received verification of PITIA for XXXXX X XXX, Rec'd copy of closing disclosure for XXX.  Condition cleared; XX/XX: The credit report and the mortgage statement show the borrower's primary payment to XXX as $XXX. This is proof the boe borrower's monthly obligation. Taxes and insurance are escrowed per the mortgage statement. Also attached is the co-borrower's primary PITI payment, a CD.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide proof of the REO calculations for the subject as per the appraisal, the market rent is $XXX which is causing an additional negative amount. ; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. We are missing the XXX from XXX and XXX XXX.		The transmittal summary is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			The transmittal summary is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84258		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85952		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85952		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Need new mortgage statement for X XXX XX from XXX to support REO income for property.
Please see the final CD from the property at X XXX XXX.  Please note that the taxes and insurance are escrowed into the monthly mortgage payment.  Please also see the updated XXXX showing the correct REO PIT IA and net income amounts for this property.
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85952		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX. DTI increased slightly when updated PITI of rental property.  Adjusting in system so the exception doesn't flag as it is still within the XXX% tolerance.; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

The qualifying back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX. DTI increased slightly when updated PITI of rental property.  Adjusting in system so the exception doesn't flag as it is still within the XXX% tolerance.; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XX.XX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19477		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XXX years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19477		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XXX years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02476		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26889		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26889		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00713		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00713		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Property XXX XXX XXX is missing P&I; Borrower liabilities verified indicator is Partial
Borrower liabilities verified indicator is Present;  Please see updated XXXX and AUS as REO liabilities were double counted on XXXX. Open lien report delivered in loan package verifies the REO is free and clear. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

Borrower liabilities verified indicator is Present;  Please see updated XXXX and AUS as REO liabilities were double counted on XXXX. Open lien report delivered in loan package verifies the REO is free and clear. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00713		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00713		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87136		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87136		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	VVOE in file not acceptable. Third party VVOE required		documentation provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	documentation provided	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87136		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87136		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%; AVM received; origination value supported within XXX%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55779		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55779		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Need copy of master policy for the condo development.; Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																Provided HOI XXX association	Hazard insurance coverage is sufficient. Condo policy provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Hazard insurance coverage is sufficient. Condo policy provided.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68124		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
05283		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XXX years		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
05283		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.		Hazard insurance coverage is $XXX the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.	Borrower has more than X years at current residence - Borrower at current residence XXX years	Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
05283		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																documentation provided	Hazard insurance coverage is sufficient.	Borrower has more than X years at current residence - Borrower at current residence XXX years	Hazard insurance coverage is sufficient.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
49085		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19012		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19012		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the proof of new PITI payment for the property located at XXX XXX.		Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19012		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19012		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
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99520		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
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99520		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																: Please see master insurance policy that provides additional dwelling coverage. When master and HXX are provided, standard HXX dwelling coverage guidance does not apply.	Hazard insurance coverage is sufficient. HOA coverage provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Hazard insurance coverage is sufficient. HOA coverage provided	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
99448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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99448		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. There is no evidence that the Collection for Credit one on page XXX of the credit report was resolved the collection was reported on X/XX/XXX.
XX/XX/XXXX JH: There is no feedback from the auditor as to why the exception has not been cleared. FHLMC does not have any guideline requirements that demand accounts in collections must be paid. LPA assesses the risk of the collection account and will send back Ineligible findings if the risk is too high. If LPA provides Approve/Eligible feedback, then no further action needs to be taken on the collection account. If auditor disagrees, auditor must provide Freddie Mac guidelines to justify request of the exception, otherwise please rescind.
Collection account active date XX/XX/XXXX, greater than X years prior, total $XXX. AUS does not require payoff for approval. condition cleared
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Collection account active date XXX/XX/XXXX, greater than X years prior, total $XXX. AUS does not require payoff for approval. condition cleared	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- Provide PNL -schedule C business and VOB
XX/XX/XXXX JH: Please rescind. This request falls outside FHLMC guideline requirements. The income from the Schedule C is not being used for qualification. Please read FHLMC guidelines XXXX.X(e): if the tax returns... reflect positive income from self-employment but that income is not used to qualify, additional documentation is NOT required.
The borrower income verification does match approval. Schedule C income not being used for qualification and based on taxes is positive. No need for further documentation.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			The borrower income verification does match approval. Schedule C income not being used for qualification and based on taxes is positive. No need for further documentation.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; Provide a breakdown of the REO calculations as none of them are matching the Final XXX per the tax return. Additionally, there is documentation in the file stating the borrower owns XXX XXX XXX but the property is not listed on the final XXX.

XX/XX/XXXX JH: There is no useable feedback provided as to why this exception has not been cleared. Multiple conflicting DTI ratios provided. The lender has provided the rental income breakdown, please see DTI breakdown to verify how AUS provides debt ratio.

The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

The qualifying back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of X.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of X.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XX.XX
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43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Total of Payments Test
This loan passed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX,$XXX. The disclosed total of payments of $XXX,$XXX is considered accurate because: It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX,$XXX. The disclosed total of payments of $XXX,$XXX is considered accurate because: It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

This loan failed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX,$XXX. The disclosed total of payments of $XXX,$XXX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX,$XXX. The disclosed total of payments of $XXX,$XXX is considered accurate because: It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

This loan failed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §$XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
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43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Provide Change of Circumstances for increase in discount point fee.; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

This loan passed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).
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43772		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of$XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of$XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of$XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of$XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

This loan passed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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02797		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02797		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The borrowers XXX XXX's are on extension. Please provide profit and loss to cover XXX.		XXXX P&L not required per guidelines. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			XXXX P&L not required per guidelines. Exception cleared.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02797		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; Origination value supported by XXX%.	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02797		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; Origination value supported by XXX%.	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45644		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45644		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Missing the Full PITIA for XXX XXX XXX. Please provide statements.	documentation provided	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45644		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45644		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; -Property XXX is missing P&I.	documentation provided	Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	documentation provided	Housing delinquency meets guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Housing delinquency meets guidelines.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
00485		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing full PITI documentations for XXX XXX XXX and mortgage statement for XXX X XXX. Please provide.
Please see the attached documents for the REO documents in question.  Please see the XXX final CD and the First Payment Letter for the property at XXX XXX XXX.  This also confirms that taxes and insurance payments are escrowed into the mortgage payment.  For the property at XXX XXX XXX, please see the credit supplement that confirms the payment amount of the XXX XXX.  Please also see the property detail report for the same property that confirms the XXX XXX is tied to the property at XXX XXX XXX.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing	The AUS is received.; The AUS is Missing	Please see the attached AUS report showing approved/eligible findings.	The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The AUS is received.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; AVM received; origination value supported withinXXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided; AVM received; origination value supported withinXXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan passed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan passed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan failed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan passed the charges that cannot increase test.  (XX CFR §$XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §$XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).
																				D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
The loan file is missing a valid COC for the $XXX decrease in lender credits from the X/X CD and the X/XX CD; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan failed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §$XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §$XXX(e)(X)(i) or (ii), the creditor complies with §$XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §$XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
																				D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09170		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
The loan file is missing a valid COC for the $XXX decrease in lender credits from the X/X CD and the X/XX CD; This loan failed the lender credits that cannot decrease test. ( XX CFR §$XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §$XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,$XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,$XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §$XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §$XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §$XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §$XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,$XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,$XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the lender credits that cannot decrease test. ( XX CFR §$XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §$XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §$XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §$XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §$XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §$XXX(e)(X)(i).
																				D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92656		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92656		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
92656		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54624		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54624		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. The top section showing the submission number and submission status is cut off. Please provide a clean copy.		The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76273		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
76273		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing	The AUS is received.; The AUS is Missing		AUS provided. Exception cleared.; The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			AUS provided. Exception cleared.; The AUS is received.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Missing Taxpayer First Act Disclosure	Missing Taxpayer First Act Disclosure.		Taxpayer First Act Disclosure is now available.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Taxpayer First Act Disclosure is now available.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	FICO is less than the AUS Minimum Required	The FICO of XXX is less than the minimum required per AUS of XXX		The FICO of XXX is not less than the minimum required per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			The FICO of XXX is not less than the minimum required per AUS of XXX	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

The qualifying back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX
																				D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
75564		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34472		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
34472		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; Provide a breakdown of the DTI. Per the credit report, there are two unsecured loans with different account numbers for XXX XXX in the amount of $XX. Per the LP, it appears this total only includes one but does also include the XX day XXX card which should not be included in the DTI calculation.
The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12073		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12073		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11475		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11475		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11475		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds XXX%	Third party Desk Review variance of -XXX exceeds XXX% maximum allowed.		Additional third party valuation requested to support value.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Additional third party valuation requested to support value.	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11475		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
11475		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.		AVM received; Origination value supported withinXXX%.; Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			AVM received; Origination value supported withinXXX%.; Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		AVM received; Origination value supported withinXXX%.; Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			AVM received; Origination value supported withinXXX%.; Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; -Property XXX XXX XXX is missing documentation of fees that add up to $X,$XXX per the XXX. The taxes and HOI per the file equal a total of $XXX monthly. As stated on XXX, there is no mortgage for this property. Please provide documentation or reasoning behind the difference.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Flood Certificate is Missing	The flood certification is Missing		Flood Cert provided. Exception cleared.; The flood certification is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Flood Cert provided. Exception cleared.; The flood certification is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.		Housing history is sufficient per credit report. Exception cleared.; Housing delinquency meets guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Housing history is sufficient per credit report. Exception cleared.; Housing delinquency meets guidelines.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
21642		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	-Missing verification of employment validating at least X years of employment.		VOE showing X+ years available. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			VOE showing X+ years available. Exception cleared.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13986		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13986		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; Origination value supported within XXX%.	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13986		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; Origination value supported within XXX%.	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10067		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
10067		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	-Missing verification of Self Employment within XX days of closing per COVID requirements LLXXX-X/XXX-X.		VOE provided is sufficient. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			VOE provided is sufficient. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09208		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	The exception 'No Compliance Findings' is cleared.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09208		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	proof of tax amount for property XXXX XXX XXX needs to be provided to calculate DTI accurately		Proof of taxes provided. Exception cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Proof of taxes provided. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09208		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XX/XX/XX/XXX is after the note date of XX/XX/XX/XXX		Updated policy information entered. Exception cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX	Updated policy information entered. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X
Third Party Valuation Product Not provided and CU Score is Greater than X.X, Per XXX deal guide, if the CU score is greater than X.X, a secondary valuation product is required. ; Third Party Valuation Product Not Provided and CU Score is XXX.
																Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
07054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third Party Valuation Product Not provided and CU Score is Greater than X.X, Per XXX deal guide, if the CU score is greater than X.X, a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
																Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51219		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%.	Exception resolved
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51219		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51219		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.		AVM received; origination value supported withinXXX%.; Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			AVM received; origination value supported within XXX%.; Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
51219		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. There are multiple blank sections. Please provide the full AUS.
The AUS is received.  Verified sections missing were correct in Verify along with documents in file required by findings that were not present on copy in file for UW.; Please see AUS uploaded for review

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			The AUS is received. Verified sections missing were correct in XXXX along with documents in file required by findings that were not present on copy in file for UW.; Please see AUS uploaded for review	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50987		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50987		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	FICO is less than the AUS Minimum Required	Missing updated credit that shows qualifying score of XXX on AUS. Credit report in file shows middle score of XXX		Credit scores revised to match updated credit report. Exception cleared.; The FICO of XXX is not less than the minimum required per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Credit scores revised to match updated credit report. Exception cleared.; The FICO of XXX is not less than the minimum required per AUS of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50987		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	current coverage at XX/XX/XX/XXX-XX/XX/XX/XXX; Update; The hazard insurance effective date of XX/XX/XX/XXX is after the note date of XX/XX/XXX		HOI date updated. Exception cleared.; The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			HOI date updated. Exception cleared.; The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50987		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Payment for primary residence is $XXX is reflected on DU and XXX. Per documentation provided in file PITI payment is $XXX. (PI is $XXX. Taxes $XXX , and haz XXX.); The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

Updated primary residence payment. DTI exception cleared.; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

Updated primary residence payment. DTI exception cleared.; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XX.XX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50672		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50672		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of $XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX
See the attached income worksheet for self-employment and subject property rental, as well as REO rental. Lease agreement attached
Calculations updated. Exception cleared.; The qualifying back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XXX; Condition stands.  Match the subject rental income and the $$XXX  SE income, however, no match to the other REO rental income of $XXX and the SE loss of -$XXX.  Please provide income breakdown for the $XXX and loss for -$XXX.; See the attached income worksheet for self-employment and subject property rental, as well as REO rental. Lease agreement attached. DTI Calculation sent. ; Conditions stands.  Total income calculates to be $X,$XXX and liabilities match AUS.  Income doesn't match AUS, which shows higher amount.  DTI is out of tolerance. Lender to review income calculations.; Provide a breakdown for the borrowers income. There is a discrepancy between the AUS and the XXXX which is causing the DTI to be outside of tolerance. ; The back-end DTI of XXX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Calculations updated. Exception cleared.; The qualifying back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX is not greater than the maximum allowable per AUS of XX.XX; Condition stands.  Match the subject rental income and the $XXX  SE income, however, no match to the other REO rental income of $XXX and the SE loss of -$XXX.  Please provide income breakdown for the $XXX and loss for -$XXX.; See the attached income worksheet for self-employment and subject property rental, as well as REO rental. Lease agreement attached. DTI Calculation sent. ; Conditions stands.  Total income calculates to be $XXX and liabilities match AUS.  Income doesn't match AUS, which shows higher amount.  DTI is out of tolerance. Lender to review income calculations.; Provide a breakdown for the borrowers income. There is a discrepancy between the AUS and the XXXX which is causing the DTI to be outside of tolerance. ; The back-end DTI of XX.XX (Total Income of $XXX Orig PITI of $XXX Monthly debt of -$XXX exceeds the maximum allowable per AUS of XX.XX
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50672		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification Level is Missing
The borrower income verification level is Missing Borrower's Primary Residence XX-XX,XX XXX is a X-X Unit Primary/Investment property, Listed on Schedule E with rental income for XXX pg XXX. Need lease agreement for XX XXX and XX XXX listed on Final XXX with negative rental income of $-$XXX. but not listed rental amount that is being received every month.
The borrower income verification level is Level X – Stated/Prior year WX or Tax Return and YTD paystubs/SE borrower X yrs Tax Returns
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The borrower income verification level is Level X – Stated/Prior year WX or Tax Return and YTD paystubs/SE borrower X yrs Tax Returns	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50672		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%.	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50672		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%.	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
04396		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
04396		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.		Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
04396		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45124		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
45124		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Profit and Loss Does Not Meet Guidelines		Self-employment is not being used to qualify, therefore a profit and loss is not required.	Exception resolved
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.

X.) The Borrower's discloses a installment debt with XXX (acct#XXXXXXXX) with an unpaid balance of $XXX and monthly payment of $XXX. Missing proof of documentation to verify the current Note Terms and/or debt terms.

X.) The loan application discloses REO property located at XX XXX XXX. Missing a copy of the HUD-X Settlement Statement and/or Sellers Closing Disclosure for proof of sale of property.
																documentation provided	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Origination Appraisal is Partial	Missing Form XXX; Origination Appraisal is Partial.
 No rental income is being used from the subject property, so a XXXX is not required.  A letter of explanation was originally provided from the borrower to state the estimated rental amount for the investment property.
Origination appraisal is Present.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Origination appraisal is Present.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete
Asset Documents are Incomplete:.

X.) Missing proof of documentation for proof of net proceeds from sale of REO property located at XX XXX XXX. (Missing copy of the HUD-X Settlement Statement and/or Seller's Closing Disclosure).
																Please see the attached document showing the final settlement statement for the property at XX XXX XXX.	Settlement statement for XXX property provided and net proceeds verified.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Settlement statement for XXX property provided and net proceeds verified.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.

X.) Borrower receives differential income (bonus, incentive, etc.) Lender qualified Borrower using bonus income only. The paystubs shows the borrower receives base income as well as other income. Missing a completed verification of employment with the breakdown all income.

X.) Borrower filed an extension for year XXX IRS tax return filing. The Borrower's years XXX and XXX Schedule E discloses the Borrower received Schedule E income from business, (XXX). Missing copies of years XXX and XXX Schedule K-X(s). If the Borrower is XXX% or more owner of business, copies of all pages and schedules for years XXX and XXX business tax returns would be required.

Please see the income worksheet provided to show the income calculation.  Because the bonus pay/incentive pay was the only variable pay type listed on the borrower's paystubs and the regular pay is full time salary, we can back the variable income into the WX's from XXXX and XXXX, which is what was done in this case to calculate the borrower's income.
The borrower income verification does match approval. Income calculation was explained in rebuttal. Reviewed WX and paystubs and calculated the income used is in line.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			The borrower income verification does match approval. Income calculation was explained in rebuttal. Reviewed WX and paystubs and calculated the income used is in line.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52322		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52322		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137054		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Profit and Loss Does Not Meet Guidelines	Profit and Loss Does Not Meet Guidelines; Used S/E income but the P&L is missing		Borrower self-employment ended XX/XX/XXXX. No longer source of income, not used in qualification.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower self-employment ended XXX/XX/XXXX. No longer source of income, not used in qualification.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
41956		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Balance Sheet Does Not Meet Guidelines	Balance Sheet Does Not Meet Guidelines.		Borrower self-employment ended XX/XX/XXXX. No longer source of income, not used in qualification.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Borrower self-employment ended XXX/XX/XXXX. No longer source of income, not used in qualification.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35376		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35376		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35376		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
02842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing XXX statements for #XXX showing balance of $X,$XXX		Updated AUS removes XXX account. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Updated AUS removes XXX account. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17402		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17402		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Liabilities for the primary property on the XXX show an additional XXX. XXX of this amount is for HOA, but need documentation for HOA and additional amounts listed.
																documentation provided	Borrower liabilities verified indicator is Present; provide HOA for XXX		Borrower liabilities verified indicator is Present; provide HOA for XXX	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17402		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Third Party Valuation Product Not Provided and CU Score is XXX. CU score XXX Third Party Valuation required
Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Open Rebuttal.

Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
17402		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.
CU score XXX Third Party Valuation required ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.
																	Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88997		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88997		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing the supporting documentation to show the $XXX monthly payment used for the new XXX loan on the primary residence.; Borrower liabilities verified indicator is Partial ------ Missing the supporting documentation to show the $XXX monthly payment for the new XXX loan on the primary residence.
																	XXX note provided. Exception cleared.; Borrower liabilities verified indicator is Present	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	XXX note provided. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71224		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
71224		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77332		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77332		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. Provide a clean copy of the AUS as the 1st page is cut off.	Please see the attached AUS report showing approved/eligible findings.	The AUS is received. Full AUS provided, all pages & sections.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The AUS is received. Full AUS provided, all pages & sections.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide a statement showing the new payment amount for the borrowers primary residence.	Please see the attached CD for XXX
Borrower liabilities verified indicator is Present; : The closing disclosure for the borrower's primary,XXX is attached. ; CD for subject property was provided, not primary residence.  Condition stands.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

Borrower liabilities verified indicator is Present; : The closing disclosure for the borrower's primary,XXX is attached. ; CD for subject property was provided, not primary residence.  Condition stands.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.	See the attached	Fraud report Present.; FraudGuard findings attached. ; Fraud Report was not provided, rate lock sheets were. Condition stands.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Fraud report Present.; FraudGuard findings attached. ; Fraud Report was not provided, rate lock sheets were. Condition stands.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 ,  12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either: Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; or Before the creditor receives information sufficient to establish that a changed circumstance has occurred. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either: Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; or No later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms. Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).
This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Discount Points increased on the XXX/XX/XXXX Closing disclosure without a Valid change of circumstance, please provide VCC or Cure.  Cure requirements are PCCD, Refund, LOE, and proof of delivery.; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.; This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23900		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXexceeds or equals the comparable sum of specific and non-specific lender credits ($XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial-provide current AUS including submission number	Please see the attached AUS report showing approved/eligible findings.	The AUS is received. New AUS received with higher DTI. Entered that and verified income and debts within Verify still in line.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The AUS is received. New AUS received with higher DTI. Entered that and verified income and debts within Verifi still in line.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
52037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Please provide most recent submission of the AUS as it appears the one provided does not include the borrowers full primary payment.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
Please see the attached AUS findings showing a DTI of XXX% with approve eligible findings.
The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. New AUS findings were provided by lender.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. New AUS findings were provided by lender.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01968		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
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01968		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18678		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
18678		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing evidence of VOM payment history from XXX XXX (acct#XXX) for the XXX month period prior to the date of Mortgage.	documentation provided	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19498		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%.	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19498		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX.	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50145		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50145		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	Borrower liabilities verified indicator is Missing. Credit report is not available.		Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50145		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report		Credit Report received. Exception cleared.; Borrower credit report received
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Credit Report received. Exception cleared.; Borrower credit report received	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50145		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide proof of omission for the borrowers primary and second home mortgage payment per the AUS.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Updated DTI as provided on the new AUS. Exception cleared.; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Updated DTI as provided on the new AUS. Exception cleared.; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48533		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48533		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13056		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
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13056		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	Third Party Valuation Product Not Provided and CU Score is XXX.		AVM received; Origination value supported within XXX.; Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			AVM received; Origination value supported within XXX.; Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13056		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.		AVM received; Origination value supported within XXX.; Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			AVM received; Origination value supported within XXX.; Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.1065 returnsXXX	provide 1065 returns-XXX	Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Exception cleared.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower has no active mortgages and no previous mortgages	Housing history does not meet guidelines	Housing delinquency meets guidelines. Borrower has no primary housing expenses. Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Housing delinquency meets guidelines. Borrower has no primary housing expenses. Exception cleared.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
the amount, the frequency, and duration of the trust income for XXX XXX must be verified by Trust  Agreement or by the trustee's statement confirming the amount, frequency , and duration of payments. Income cannot be used for qualifying unless it will continue for at least  XXX years.

the amount, the frequency, and duration of the trust income for XXX XXX must be verified by Trust  Agreement or by the trustee's statement confirming the amount, frequency , and duration of payments. Income cannot be used for qualifying unless it will continue for at least  three years.
Letter from trustee provided along with proof of receipt and tax returns for the last two years. Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Letter from trustee provided along with proof of receipt and tax returns for the last two years. Exception cleared.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Liabilities updated. Exception cleared.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Liabilities updated. Exception cleared.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Mortgage not recorded	No evidence Mortgage is recorded or sent for recording.		Mortgage is recorded; XX/XX/XXXX mortgage recording fee per final CD. Condition cleared; no evidence mortgage or sent for recording
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Mortgage is recorded&#x0D; XXX/XX/XXXX- mortgage recording fee per final CD. Condition cleared; no evidence mortgage or sent for recording	D	A	B	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95719		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81942		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81942		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43623		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43623		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Provide verification of rent per AUS requirements on primary residence.		Housing delinquency meets guidelines. Per FNMA guidelines, lease and XXX months of payments sufficient for rental history.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Housing delinquency meets guidelines. Per FNMA guidelines, lease and two months of payments sufficient for rental history.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43623		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Primary residence monthly payment for rent is not clear.  Documentation in file shows lease agreement for borrower's wife for $XXX per month however only $XXX is used in DTI.  Provide supporting documentation and rental history of payments per AUS.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54048		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54048		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
40523		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67473		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  XXX and XXX  are not on the 1003 however the Schedule E for XXX has them listed as losses and shows mortgages. Please confirm these do not belong to the borrower. Additionally, please provide REO calculations as the calculated DTI is outside the XXX% tolerance.

Borrower liabilities verified indicator is Present;  See the attached documentation to show no ownership in the properties in question. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
Borrower liabilities verified indicator is Present;  See the attached documentation to show no ownership in the properties in question. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report Partial.; Fraud report Present.; Please see the attached Fraud report. ; Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Fraud report Partial.; Fraud report Present.; Please see the attached Fraud report. ; Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing	The AUS is Missing		The AUS is received.	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. Please have UW advise on the large number of submissions to AUS. XXX is very high.
The AUS is received.  Updated AUS provided.  System updated.; The AUS is Partial; The AUS is received.  Explanation for high number of submissions presented.  *The AUS is still Eligible and 1003 date was XX/XX/XXXX with a closing date of XX/XX/XXXX. This a longer than usual period to complete a loan so more AUS runs can be expected with updating documentation after expiration. ; The AUS is still Eligible and 1003 date was XX/XX/XXXX with a closing date of XX/XX/XXXX. This a longer than usual period to complete a loan so more AUS runs can be expected with updating documentation after expiration. ; Change status of 'AUS is Partial' from Active to Open Rebuttal.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
The AUS is received.  Updated AUS provided.  System updated.; The AUS is Partial; The AUS is received.  Explanation for high number of submissions presented.  *The AUS is still Eligible and 1003 date was XXX/XX/XXXX with a closing date of XXX/XX/XXXX. This a longer than usual period to complete a loan so more AUS runs can be expected with updating documentation after expiration. ; The AUS is still Eligible and 1003 date was XXX/XX/XXXX with a closing date of XXX/XX/XXXX. This a longer than usual period to complete a loan so more AUS runs can be expected with updating documentation after expiration. ; Change status of 'AUS is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35076		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score is not present so TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26470		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26470		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. 1.) For REO property located at XXX. The Borrower's year XXX Schedule E line 12 discloses mortgage interest paid to the bank. In addition, the open lien report discloses the Borrower has an open mortgage lien with XXX XXX (loan amount of $XXX). Please confirm if this has been paid off or why it was not included on the 1003. Also, missing evidence of verification of Mortgage payment history for the most recent consecutive 12 month period.

2.) Missing updated mortgage payments (through date XXX/XX/XXXX) for all of the following mortgages listed on the credit report: (New XXX (acct#XXX); XXX (acct#XXX); and XXX (acct#XXX).
																See the attached mortgage statement for XXX along with a correct AUS including the liability, 1003, and 1008.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26470		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. Lender provided new AUS with DTI at XXX%.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. Lender provided new AUS with DTI at XXX%.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26470		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
26470		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72173		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72173		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Property XXX XXX is missing Taxes and Insurance. Property XXX XXX is missing proof of HOA dues; Borrower liabilities verified indicator is Partial		Missing tax and insurance verification for XXX
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Missing tax and insurance verification for XXX XXX	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72173		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72173		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	missing verification of employment validating at least XXX years of employment.
VVOE was in file already with XX/XX/XXXX date which was within 10 days of closing.; WVOE form presented with hire date, which was already in our file.  Already has VVOE dated XX/XX/XXXX in file not sure why condition was set.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

VVOE was in file already with XXX/XX/XXXX date which was within 10 days of closing.; WVOE form presented with hire date, which was already in our file.  Already has VVOE dated XXX/XX/XXXX in file not sure why condition was set.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84095		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
84095		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Provide a XXX month history of primary residence.
 Please see the attached third party data report showing the history of the borrower's primary residence.  The borrower has lived at the property for longer than XXX months, but we can see that the borrower wasn't deeded onto title until XXX/XX/XXXX/XXXX.  This also lines up with the history listed on the credit report for the XXXX attached to the property that was opened inXX/XX/XXXX/XXX

Housing delinquency meets guidelines.   Submitted the report from the fraud guard showing deeded XXX residence to the borrower in XXX however the DL for the borrower has an issue date of XX/XX/XXXXwhich would prove at least one year at the residence as primary living.  Using this to move file forward.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Housing delinquency meets guidelines.   Submitted the report from the fraud guard showing deeded XXX residence to the borrower in April XXX however the DL for the borrower has an issue date of XXX/XX/XXXX which would prove at least one year at the residence as primary living.  Using this to move file forward.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09866		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Up to date VVOE and VVOB not in file.	documentation provided	Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09866		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. Up to date VVOE and VVOB not in file. Collateral Rep & Warrant Relief is Not Eligible. Third Party Valuation required	documentation provided	Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09866		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09866		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77641		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77641		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77641		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Freddie Mac UCDP shows as not eligible so TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69668		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69668		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	CU score is XXX which requires TPV report, please provide.; Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69668		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; CU score is XXX which requires TPV report, please provide.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69668		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Provide LOX for days rented in XXX for the property at  XXX.  Tax return does not indicate the amount of days (appears to be 150 days based on lender figures on 1003).  Also provide lease for subject property showing the $XXX per month rent required, otherwise use the market rent analysis of $XXX per month.  Provide updated docs to show changes. DTI is at XXX% which is ove the XXX% tolerance even though lower than AUS DTI.
Updated per documents; exception cleared.; Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Updated per documents; exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12648		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12648		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	missing verification of employment validating at least XXX years of employment.		VVOE acceptable. W2s provided.	Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	VVOE acceptable. W2s provided.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78130		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78130		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	missing verification of employment validating at least XXX years of employment.		documentation provided; Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			documentation provided; Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78130		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.		Housing delinquency meets guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29734		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.Verbal verification of employment must have a start date-XXX		business - XXX yrs 1099 for employer in file.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			business - 2 yrs 1099 for employer in file.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
29734		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- provide Verbal Verification of employment with a start date- XXX ;
See the attached VVOE form along with the guidelines for a VVOE. All guidelines met, so please rescind this condition. No guideline to verify the start date of the borrower. Borrower attests to start date when signing the loan application at closing. There are no indications this start date is incorrect.
The borrower income verification does match approval. XXX and XXX 1099 forms in file showingXXX employed with XXX. clearing
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			The borrower income verification does match approval. 2019 and 2020 1099 forms in file showing XXX yrs employed with XXX. clearing	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Shows Uncleared Alerts
Fraud report shows the following alerts that have not been cleared: Fraud report shows High Impact variance-Potential Shotgunning/Undisclosed Liability- The subject property may be associated with 1 Active Loan within the XXX that were  closed within 3 months after  the loan application date ERS MINs identified: XXX

See the final Fraud Report of file. Page 27 and 28 show the subject property and no new loans or shotgunning. Title confirms the property owner and the last time property was sold. This is a purchase with the appraisal to confirm value and last market sale.
Alerts from Fraud Report have been cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Alerts from Fraud Report have been cleared.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
Borrower liabilities verified indicator is Missing-provide taxes, insurance, hoa if applicable , lease agreements for XXX  XXX,XXX, XXX only tax cert in file not HOI; provide tax information for primary residence of XXX-***figures may change which may cause DTI to higher

 Please see the attached documents to show borrower does not have ownership interest in XXX or XXX. Also see property report for XXX showing the property is vacant land. There is no need to question insurance on vacant land as there is nothing to be insured. See the attached title report for the tax information on XXX.
Borrower liabilities verified indicator is Present. Information requested was provided. Updated Verify.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present. Information requested was provided. Updated Verifi.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- provide W-2- $XXX-TDI XXX, tax transcripts for XXX
 See the attached 1125-E Compensation of Officers found in the business returns. This is equal to a XXX as it lists the borrower's compensation and is used in the calculation of the business' income. Also see the borrower's 2019 tax transcripts.
The borrower income verification does match approval. RECVD CONDITIONS
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The borrower income verification does match approval. RECVD CONDITIONS	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	per loan approval tax transcripts for XXX; The borrower transcripts is Missing		The borrower 4506T is Present; XXX tax transcripts are attached.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The borrower 4506T is Present; 2019 tax transcripts are attached.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
12842		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.- XXX, VOB-XXX XXX
Please see the attached 1125-E Compensation of Officers found in the business returns. This is equal to a XXX as it lists the borrower's compensation and is used in the calculation of the business' income. Also see the attached verification of business as of XXX/XX/XXXX/XXXX.
TRANSCRIPTS PROVIDED AND 1125e FOR XXX W2
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			TRANSCRIPTS PROVIDED AND 1125e FOR XXX W2	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42851		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42851		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42851		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
42851		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide the lease for  XXX. Provide the proof of P&I for XXX  and XXX. Additionally, confirm if the mortgage payments for XXX , XXX, XXX, XXX, and XXX include taxes and insurance. There were no statements available so the payments were taken from the credit report and it was assumed the T&I were not included. ; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Updated lease and payments per documents provided. Exception cleared.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
Updated lease and payments per documents provided. Exception cleared.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73925		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. - Please provide Mortgage statement and Closing Disclosure for properties - XXX and XXX	provide CD for property XXX	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Provide the lease agreement for XXX. Additionally, it appears there is a lease missing for XXX. The available leases equal $XXX which is short of the $XXX listed on the XXX.	DTI exception cleared with updated leases.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			DTI exception cleared with updated leases.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX		Loan amount of XXX is less than or eqal to the maximum loan amount allowed per guidelines of ___.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Loan amount of XXX is less than or eqal to the maximum loan amount allowed per guidelines of ___.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing	The AUS is Missing; The AUS is received.		The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56046		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53989		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
53989		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide proof of new mortgage payment for  XXX, XXX, XXX, XXX, and XXX. Additionally, provide breakdown of REO calculations as DTI is off on most properties. ; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Missing HOA information for primary residence.  Missing tax, HOI and HOA information for property at XXX and HOI/HOA information for XXX.  Provide lease for subject property or use the market rental of $XXX for rental income.

Borrower liabilities verified indicator is Present; XX/XX/XXX XXX: Please rescind.  Please see the attached page from the appraisal on the subject property to document the HOA dues for the property.  Also see the pages from the borrower's tax returns showing the PITIA information for the properties at XXX and XXX.  The tax returns are from XXX and show 365 fair rental days for each property, so we are able to use them to document the T&I on the REO properties. HOA dues provided for XXX, XXX does not have HOA dues on the property.  Lastly, please see the lease agreement for subject property.  Please note that there are XXX units, so there are XXX separate agreements in the one document. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
Borrower liabilities verified indicator is Present; XXX: Please rescind.  Please see the attached page from the appraisal on the subject property to document the HOA dues for the property.  Also see the pages from the borrower's tax returns showing the PITIA information for the properties at XXX and XXX.  The tax returns are from XXX and show XXX fair rental days for each property, so we are able to use them to document the T&I on the REO properties. HOA dues provided for XXX, XXX does not have HOA dues on the property.  Lastly, please see the lease agreement for subject property.  Please note that there are 4 units, so there are 4 separate agreements in the one document. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is at XXX% outside of tolerance.  The rental income is not matching lender income used to qualify.  Missing information for expenses on specific properties mentioned in other condition.  The Income for 2 businesses is not matching AUS to contribute to the DTI issue.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX; XXX AMB: Please rescind.  Please re-calculate DTI now that missing documentation has been provided to show that DTI is eligible.  Please also see most recent AUS findings to show Approved/Eligible findings with an acceptable DTI. ; Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX; XXX: Please rescind.  Please re-calculate DTI now that missing documentation has been provided to show that DTI is eligible.  Please also see most recent AUS findings to show Approved/Eligible findings with an acceptable DTI. ; Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Income forXXX is not matching AUS.
The borrower income verification does match approval; XXX: Please rescind.  Please note that AUS findings will group the income together by borrower.  It will show on item #33 that XXX's total monthly income is $XXX which is a combination of the monthly income from XXX ($XXX) andXXX ($XXX).  ; Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
The borrower income verification does match approval; XXX: Please rescind.  Please note that AUS findings will group the income together by borrower.  It will show on item #33 that XXX's total monthly income is $XXX which is a combination of the monthly income from XXX XXX ($XXX) andXXX ($XXX).  ; Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. Income for XXX XXX is not matching AUS.
The coborrower income verification does match approval; XXX: Please rescind.  Please note that AUS findings will group the income together by borrower.  It will show on item #33 thatXXX total monthly income is $XX which is a combination of the monthly income fromXXX ($XXX) and the income loss from XXX XXX ($XXX).  ; Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
The coborrower income verification does match approval; XXX: Please rescind.  Please note that AUS findings will group the income together by borrower.  It will show on item #XXX that XXXs total monthly income is $XXX which is a combination of the monthly income fromXXX ($XXX) and the income loss from XXX XXX ($-XXX).  ; Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXXX	Third Party Valuation Product Not Provided and CU Score is XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
39853		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score not available so TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13626		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13626		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	Formatting ; The original LTV of XXX exceeds the maximum allowable per AUS of XXX		AUS LTV updated as calculations are within tolerance. Exception cleared.; The original LTV of XXX is not greater than the maximum allowable per AUS of XXX	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	AUS LTV updated as calculations are within tolerance. Exception cleared.; The original LTV of XXX is not greater than the maximum allowable per AUS of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
13626		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	Formatting ; The original CLTV of XXX exceeds maximum allowable per AUS of XXX		AUS LTV updated as calculations are within tolerance. Exception cleared.; The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	AUS LTV updated as calculations are within tolerance. Exception cleared.; The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09573		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09573		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial
-XXX states Multiple Properties. Requesting a listing of all REO properties.
-Requesting XXX's REO worksheet breakdown of all REO properties.
-Requesting a mortgage statement or payoff for the following properties: XXX and XXX.
-Requesting a tax cert for the following properties: XXX, XXX, and XXX.
-Requesting HOA documents for all properties except XXX, XXX, and XXX.
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
09573		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Unable to determine without proper income and liability documentation.

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowab

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX;	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01508		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
01508		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. There are only XXX available months for the borrowers current rental payments.
See the attached guideline. Only six months of rental payments is required for the borrower's primary housing expense. It is only two when the lease agreement is documented. See the attached guideline, lease agreement, and rent payments.
XX/XX/XXXX - Housing delinquency meets guidelines, rental payments submitted for XXX months along with lease agreement. Condition cleared
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			XXX/XX/XXXX - Housing delinquency meets guidelines, rental payments submitted for XXX months along with lease agreement. Condition cleared	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97775		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97775		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the HOI policy for XXX as well as the proof of new payment for XXX per the LOX in file.	See the attached AUS, 1003, and 1008 after including the new mortgage on XXX. Also see the attached HOI for XXX.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97775		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; DTI is slightly over AUS but currently within XXX% tolerance.  However, the expenses for the following properties are missing and documentation is needed to verify the liabilities.

XXXand XXX XXX are both missing HOI and HOA expenses.

; The back-end DTI of XXXTotal Income of XXXOrig PITI of XXXMonthly debt of XXXexceeds the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97775		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97775		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score not provided. TPV report is required please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93974		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93974		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.
- Sch E states Multiple Properties. Requesting a listing of all REO properties.
- Requesting XXX's REO worksheet breakdown of all REO properties
- Requesting a mortgage statement or payoff for the following properties:XXX and XXX
- Requesting a tax cert for the following properties: XXX, XXX, and XXX
- Requesting HOA documents for all properties except XXX, XXX, andXXX

 Please see the Schedule E breakdown listing the REO properties as well as the final 1003. The open lien report for XXX shows no lien on the property as well as the taxes. The property profile report forXXX shows no lender, the taxes and the HOA dues are attached. The property profile report for XXX and XXX show the taxes. The LOX states that there are no HOA Dues for XXX and XXX.
Borrower liabilities verified indicator is Present; Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present; Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93974		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XXX months	Change severity of 'Borrower Income Verification is less than XXX months' from Material to Non-Material.; Borrower Income Verification of XXX is less than XXX months.		Income Verification of XXX is greater than XXX months.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Income Verification of XXX is greater than XXX months.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93974		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Unable to verify true DTI due to missing full PITI verification on all properties.
																Please see provided documentation along with documentation delivered in the file to verify the PITIA of each property.	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73133		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73133		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial-provide tax certification forXXX XXX, XXX and provide HOI for XXX
Borrower liabilities verified indicator is Present; Please see the attached HOI policy for the property located at XXX .  Please note that the premiums listed add up to an annual amount of $XXX that was used to qualify.  Please also see the tax bill provided for the subject property at XXX . ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

Borrower liabilities verified indicator is Present; Please see the attached HOI policy for the property located at XXX.  Please note that the premiums listed add up to an annual amount of $XXX that was used to qualify.  Please also see the tax bill provided for the subject property at XXX . ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73133		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	FICO is less than the AUS Minimum Required
Per Credit Report pulled on XXX/XX/XXXX, there was not an XXX score and the FICO score was XXX.  Please provide documentation to support the AUS finding of XXX for FICO score.; The FICO of XXX is less than the minimum required per AUS of XXX

The FICO of XXX is not less than the minimum required per AUS of XXX.  Input from AUS was not correct.  AUS shows FICO of XXX.; Please see the most recent AUS findings provided to show that the FICO reflects XXX to match the credit report from XX/XX/XXXX.  ; Change status of 'FICO is less than the AUS Minimum Required' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

The FICO of XXX is not less than the minimum required per AUS of XXX.  Input from AUS was not correct.  AUS shows FICO of XXX.; Please see the most recent AUS findings provided to show that the FICO reflects XXX to match the credit report from XXX/XX/XXXX.  ; Change status of 'FICO is less than the AUS Minimum Required' from Active to Open Rebuttal.
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
73133		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35878		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35878		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Property XXX is missing Taxes and Insurance. Primary home XXXis missing proof of rental payment.; Borrower liabilities verified indicator is Partial
Please see the attached mortgage statement from XXXX for the property at XXX showing that taxes and insurance are both escrowed into the mortgage payment.  Please also see the VOR provided for the borrower's primary residence.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35878		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. No rental history provided for primary residence.	Please see the VOR provided for the borrower's primary residence.	Housing delinquency meets guidelines. VOR provided for XXX mos. on primary residence.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Housing delinquency meets guidelines. VOR provided for XXX mos. on primary residence.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35695		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35695		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide the REO calculations as the calculated DTI is much lower than the AUS.
Borrower liabilities verified indicator is Present; Please see attached REO calculations. Please see attached documentation verifying  XXX is Free & Clear; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Borrower liabilities verified indicator is Present; Please see attached REO calculations. Please see attached documentation verifying  XXX is Free & Clear; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35427		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
35427		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19568		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19568		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing the updated mortgage payments (through month XXX/XX/XXXX) for the following mortgages listed on the Borrower's credit report (XXX (acct#XXX); XXX/XXX (acct#XXX); XXX XXX (acct#XXX). Missing supplemental credit reports, updated Verification of Mortgage; and/or updated mortgage statements. ; Borrower liabilities verified indicator is Partial; 1.) For REO properties located at XXX. Missing verification of current year hazard insurance policy, flood insurance policy (if applicable), etc.)

2.) For REO properties located atXXX,XXX, XXX, XXX, XXX and XXX, Missing verification of current year hazard insurance policy, flood insurance policy (if applicable), etc.)

2.) For REO property located at XXX. Missing verification of current year hazard insurance policy, HOA assessments, flood insurance policy (if applicable), etc.)

Please see the attached XXX payment history document to confirm that all payments were made through the time of closing, along with the asset transaction history from our borrower that shows the XXX and XXX payments made to the XXX XXX. 1) For the property at XXX, we used the taxes and insurance from the amounts listed on Schedule E to qualify.  This is acceptable documentation since the property is reporting XXX fair rental days on the most recent tax returns. &#x0D;
&#x0D;
2) For the REO properties at XXX, XXX, XXX, XXX, XXX and XXX we used the taxes and insurance from the amounts listed on Schedule E to qualify.  This is acceptable documentation since the property is reporting 365 fair rental days on the most recent tax returns. &#x0D;
&#x0D;
3) For REO property located at XXX, we used the taxes and insurance from the amounts listed on Schedule E to qualify.  This is acceptable documentation since the property is reporting 365 fair rental days on the most recent tax returns.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19568		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Origination Appraisal is Partial	Missing a completed HOA/Condo Questionnaire ; Origination Appraisal is Partial.	The property is a detached condo, so therefore the HOA/Condo Questionnaire is not required.	Origination appraisal is Present.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Origination appraisal is Present.	D	A	D	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
19568		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate	Please see the attached HOI policy for the subject property with the attached Replacement Cost Estimator.	Received copy of hazard insurance certificate
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Received copy of hazard insurance certificate	D	A	D	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
06387		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report		Borrower credit report received; Please see attached credit report. ; Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower credit report received; Please see attached credit report. ; Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	Borrower liabilities verified indicator is Missing		Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Present. HOI for property provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Present. HOI for property provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; -Property XXXis missing Insurance.
Borrower liabilities verified indicator is Present; Please see attached confirming insurance for cited property was pulled from borrower's XXX personal returns, reflecting XXX month rental history. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

Borrower liabilities verified indicator is Present; Please see attached confirming insurance for cited property was pulled from borrower's XXX personal returns, reflecting XXX month rental history. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																				D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
31371		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
37037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
37037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the proof of HOA for the borrowers primary residence.	Please see attached appraisal confirming no HOA dues for primary residence.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
37037		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47733		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
47733		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
08144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
08144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial
CoBorrower liabilities verified indicator is Partial.  Please provide debts included in AUS DTI.  It appears that the lender may have included the $XXX auto lease payment with XXX twice because XXX DTI is calculating at XXX% which is well under the XXX% showing on LP/AUS.
CoBorrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			CoBorrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
08144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Add CoBorrower name and income to the 1008.	Transmittal summary partial- add co-borrower name	The transmittal summary is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			The transmittal summary is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
08144		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Provide hire date for XXX with current employer.		W2s enough to confirm continued employment. Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			W2s enough to confirm continued employment. Exception cleared.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43397		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing liability expenses for the property on XXX. Please provide to verify payment.	Please see the attached HOA dues statement and escrow statement to confirm the taxes and insurance are escrowed with the mortgage. The credit report confirms the mortgage payment.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43397		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. Notary page says "see certificate" and documentation with mortgage signatures is not found in the file. Please provide.	See the attached for the full recorded security instrument	The security instrument indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			The security instrument indicator is Present	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43397		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Third Party Valuation Product Provided.; Desk Review received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
43397		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Freddie Mac UCDP shows not eligible so TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Desk Review received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23860		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23860		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
33924		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
33924		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
33924		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
50527		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	AVM received; origination value supported within XXX	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																			Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59329		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59329		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60425		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60425		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60425		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

Third Party Valuation Product Provided.; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60425		XXX	XXX/XX/XXXX	INV5	XXX	XXXXX	XXX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																			Third Party Valuation Product Provided; AVM received; origination value supported within XXX; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A